As filed with the Securities and Exchange Commission on August 10, 2010
Securities Act File No. 333-168060

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1
Post-Effective Amendment No. ___
(Check appropriate box or boxes)
SEASONS SERIES TRUST
(Exact Name of Registrant as Specified in the Charter)

1 SunAmerica Center
Los Angeles, California 90067-6022
(Address of Principal Executive Offices)
Telephone Number: (800.445.7862)
(Area Code and Telephone Number)
Nori L. Gabert, Esq.
Vice President and Deputy General Counsel
SunAmerica Asset Management Corp.
2919 Allen Parkway
Houston, Texas 77019
(Name and Address of Agent for Service)

Copies to:
Mallary Reznik, Esq.
General Counsel
SunAmerica Life Companies
1 SunAmerica Center, Century City
Los Angeles, California 90067-6022
and
Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
     Title of securities being registered: Shares of common stock, par value $0.0001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.
     Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

SEASONS SERIES TRUST
Large Cap Composite Portfolio
1 SunAmerica Center
Los Angeles, California 90067-6022
(800-445-7862)
August 11, 2010
Dear Contract Owner:
     You are receiving the enclosed proxy statement because you owned interests in the Large Cap Composite Portfolio, a series of Seasons Series Trust (the “Trust”), as of the close of business on June 30, 2010. Although you are not directly a shareholder of the Large Cap Composite Portfolio, as the owner of a variable annuity contract (a “Variable Contract”) issued by the Separate Accounts of SunAmerica Annuity and Life Assurance Company and/or First SunAmerica Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote shares of the Large Cap Composite Portfolio that are attributable to your Variable Contract at an upcoming special meeting of shareholders.
     A special meeting (the “Special Meeting”) of the shareholders of the Large Cap Composite Portfolio will be held at the offices of SunAmerica Asset Management Corp. (“SunAmerica”), at The Woodson Tower Building, 2919 Allen Parkway, Meeting Room 2, Houston, Texas 77019, on Friday, September 17, 2010, at 2:15 p.m. Central Standard Time, to vote on the proposal described in the proxy statement. I would like to provide you with additional background information and ask for your vote on an important proposal affecting your fund.
     We are asking for your vote to approve a proposed reorganization of Large Cap Composite Portfolio with the Large Cap Growth Portfolio, also a series of the Trust. In this reorganization, shares of Large Cap Composite Portfolio would be exchanged for the same class of shares of the Large Cap Growth Portfolio with the same aggregate net asset value of the Large Cap Composite Portfolio shares that you currently hold. It is currently anticipated that the reorganization should be effected on a tax-free basis for federal income tax purposes.
     The reorganization is being proposed because SunAmerica, the Large Cap Composite Portfolio’s and the Large Cap Growth Portfolio’s investment adviser, believes that shareholders of each fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the funds’ assets in the respective reorganization, than by continuing to operate the fund separately. SunAmerica further believes that it is in the best interests of the Large Cap Composite Portfolio to combine its assets with a fund with a lower expense structure. SunAmerica believes that the Large Cap Growth Portfolio’s investment objective and strategies make it a compatible fund within the SunAmerica complex for a reorganization with the Large Cap Composite Portfolio.
     The Board of Trustees of the Trust (the “Board”) has determined that the proposed reorganization is in the best interests of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio, respectively, and the interests of the Large Cap Composite Portfolio’s and the Large Cap Growth Portfolio’s existing shareholders will not be diluted as a result of the reorganization. If the reorganization is approved by shareholders, it is expected that the proposed reorganization will take effect during the fourth quarter of 2010. Included in this booklet is information about the upcoming Special Meeting:
•	A Notice of a Special Meeting of Shareholders, which summarizes the matter on which you are being asked to vote; and

•	The Combined Prospectus/Proxy Statement, which provides detailed information on the Large Cap Growth Portfolio, the specific proposal relating to the Large Cap Composite Portfolio being considered at the Special Meeting, and why the proposal is being made.
     The Board recommends that you vote “FOR” the Proposal.
     SunAmerica has also attached a “Questions and Answers” section to assist you in evaluating the Proposal. I encourage you to review the enclosed materials carefully. You may vote in one of the following ways:

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•	By calling us toll-free at the telephone number listed on the enclosed voting instruction card;

•	By Internet at the website address listed on the enclosed voting instruction card; or

•	By returning the enclosed voting instruction card in the postage-paid envelope.
     As always, we appreciate your support.

Sincerely,
/s/ Peter A. Harbeck
Peter A. Harbeck
President and CEO SunAmerica Asset Management Corp.

Please vote now. Your vote is important.
     To avoid the wasteful and unnecessary expense of further solicitation, we urge you to promptly indicate your vote on the enclosed voting instruction card, date and sign it and return it in the envelope provided, or record your voting instructions by telephone or via the internet, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “For” the reorganization.

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QUESTIONS & ANSWERS
     We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue(s) to be voted on.
Q:	Why is a shareholder meeting being held?

A:	You are being asked to approve an agreement and plan of reorganization (a “Reorganization Agreement”) between Seasons Series Trust (the “Trust”), on behalf of the Large Cap Composite Portfolio, and the Trust, on behalf of its series, the Large Cap Growth Portfolio (each of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio may be referred to as a “Portfolio” or the “Portfolios”). The Large Cap Growth Portfolio pursues an investment objective similar to that of the Large Cap Composite Portfolio. Each Portfolio also employs similar investment strategies to achieve its respective investment objective. If the proposed reorganization (“Reorganization”) is approved and completed, an account at the Large Cap Growth Portfolio will be set up in your name, you will become a shareholder of the Large Cap Growth Portfolio, and the Large Cap Composite Portfolio will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the Large Cap Growth Portfolio.

Although you are not directly a shareholder of either Portfolio, as the owner of a variable annuity contract (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the Separate Accounts of SunAmerica Annuity and Life Assurance Company and/or First SunAmerica Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote Portfolio shares that are attributable to your Variable Contract. For convenience we refer to Contract Owners as “shareholders.”

Upon approval and completion of the Reorganization, shares of the Large Cap Composite Portfolio will be exchanged for shares of the Large Cap Growth Portfolio based on a specified exchange ratio determined by the respective net asset values of the Portfolios’ shares. Your Variable Contract will be credited with shares of the Large Cap Growth Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Large Cap Composite Portfolio held under your Variable Contract on that date. After such date the Large Cap Composite Portfolio will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the Large Cap Growth Portfolio.

Q:	How does the Board of Trustees suggest that I vote?

A:	After careful consideration, the Board of Trustees of the Trust (the “Board of Trustees”) has determined that the proposed Reorganization is in the best interests of the Large Cap Composite Portfolio and that the Large Cap Composite Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and, therefore, recommends that you cast your vote “For” the proposed Reorganization. The Board of Trustees has determined that shareholders of the Large Cap Composite Portfolio may benefit from the following:
(i) Shareholders of the Large Cap Composite Portfolio will remain invested in a non-diversified, open-end fund that has larger net assets;

(ii) The larger net asset size of the combined fund is expected to give rise to possible operating efficiencies (e.g., certain fixed costs, such as printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the combined fund);

(iii) The combined fund will have projected total annual fund operating expenses that are expected to be below those of the Large Cap Composite Portfolio and the same as the Large Cap Growth Portfolio both prior and following the Reorganization, including after taking into account the voluntary fee waiver and/or expense reimbursements applicable to the Large Cap Composite Portfolio;

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(iv) The Portfolios hold compatible types of portfolio securities, have similar investment objectives, have similar principal investment strategies, and have similar risk profiles; and

(v) The greater net assets of the combined fund are expected to result in a slightly lower effective management fee rate under the Investment Management and Advisory Agreement between the Trust, on behalf of the Portfolios, and SunAmerica Asset Management Corp. (“SunAmerica”).
Q:	How will the Reorganization affect me?

A:	If shareholders of the Large Cap Composite Portfolio approve the proposed Reorganization, all of the assets and substantially all of the liabilities of the Large Cap Composite Portfolio will be combined with those of the Large Cap Growth Portfolio. Shares of the Large Cap Composite Portfolio will be exchanged for shares of the Large Cap Growth Portfolio based on a specified exchange ratio determined by the respective net asset values of the Portfolio’s shares. Your Variable Contract value immediately before the Reorganization will be the same as your Variable Contract value immediately following completion of the Reorganization; however, you will no longer own shares of the Large Cap Composite Portfolio but will own shares of the Large Cap Growth Portfolio. After the completion of the Reorganization, you will own a smaller percentage of the Large Cap Growth Portfolio than you did of the Large Cap Composite Portfolio because the Large Cap Growth Portfolio is significantly larger than the Large Cap Composite Portfolio.

Q:	In the Reorganization, will I receive the same class of shares of the Large Cap Growth Portfolio as the shares of the Large Cap Composite Portfolio that I now hold?

A:	Yes. You will receive the same class of shares of the Large Cap Growth Portfolio as the shares you own of the Large Cap Composite Portfolio.

Q:	Will I own the same number of shares of the Large Cap Growth Portfolio as I currently own of the Large Cap Composite Portfolio?

A:	No. You will receive shares of the Large Cap Growth Portfolio with the same aggregate net asset value as the shares of the Large Cap Composite Portfolio you own prior to the Reorganization. However, the number of shares you receive will depend on the relative net asset value of the shares of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio on the closing date. Thus, on the closing date, if the net asset value of a share of the Large Cap Growth Portfolio is lower than the net asset value of the corresponding share class of the Large Cap Composite Portfolio, you will receive a greater number of shares of the Large Cap Growth Portfolio in the Reorganization than you held in the Large Cap Composite Portfolio before the Reorganization. On the other hand, if the net asset value of a share of the Large Cap Growth Portfolio is higher than the net asset value of the corresponding share class of the Large Cap Composite Portfolio, you will receive fewer shares of the Large Cap Growth Portfolio in the Reorganization than you held in the Large Cap Composite Portfolio before the Reorganization. The aggregate net asset value of your Large Cap Growth Portfolio shares immediately after the applicable Reorganization will be the same as the aggregate net asset value of your Large Cap Composite Portfolio shares immediately prior to the Reorganization. The number of shares in which a Contract Owner is entitled to provide voting instructions will be determined by dividing his or her Variable Contract value allocated to the Large Cap Composite Portfolio on the record date by the share value of the Large Cap Composite Portfolio on the record date.

Q:	Will my privileges as a shareholder change after the Reorganization?

A:	Your rights as a shareholder will not change in any way as a result of the Reorganization, but you will become a shareholder of the Large Cap Growth Portfolio, which is a separate series of the Trust. The shareholder services available to you after the applicable Reorganization will be identical.

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Q:	Who will advise the Large Cap Growth Portfolio once the Reorganization is completed?

A:	As you know, the Large Cap Composite Portfolio is advised by SunAmerica. The Large Cap Growth Portfolio is also advised by SunAmerica and will continue to be advised by SunAmerica once the Reorganization is completed. Each Portfolio also has multiple managers (the “Managers”), each of which is allocated a portion of the Portfolio. In addition to serving as the investment adviser to each Portfolio and supervising activities of the other Managers, SunAmerica manages a portion of the actively-managed component of the Large Cap Composite Portfolio and manages the passively-managed component of each Portfolio. Each of Goldman Sachs Asset Management, L.P. (“GSAM”) and Janus Capital Management LLC (“Janus”) are subadvisers (the “Subadvisers”) of the Large Cap Growth Portfolio and manage an active portion of the Portfolio. Each of GSAM and Janus will continue to serve as Subadvisers to the Large Cap Growth Portfolio following the completion of the Reorganization, and SunAmerica will continue to manage the passive portion of the Large Cap Growth Portfolio.

Q:	How will the Reorganization affect Portfolio expenses?

A:	Following the Reorganization, the Large Cap Growth Portfolio’s projected total annual operating expenses are expected to be below those of the Large Cap Composite Portfolio with respect to each class of shares.

Q:	What happens to my shares if the Reorganization is approved? Will I have to take any action if the Reorganization is approved?

A:	If the Reorganization is approved, your shares automatically will be converted into shares of the Large Cap Growth Portfolio on the date of the completion of the Reorganization. You will receive written confirmation that this change has taken place. You will receive the same class of shares of the Large Cap Growth Portfolio as you currently hold of the Large Cap Composite Portfolio. The aggregate net asset value of the shares you receive in the Reorganization relating to the Large Cap Composite Portfolio will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	I have received other proxy statements from other funds in the SunAmerica complex. Is this a duplicate proxy statement?

A:	This is not a duplicate proxy statement. You are being asked to vote separately for each fund in which you own shares. The proposal included here was not included in any other proxy statement.

Q:	What happens if the Reorganization is not approved?

A:	If the Reorganization is not approved by shareholders of the Large Cap Composite Portfolio the Reorganization will not occur, and the Board of Trustees will consider alternatives.

Q:	Will the Reorganization create a taxable event for me?

A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

Q:	Who will pay for the Reorganization?

A:	SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of the Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Large Cap Composite Portfolio’s portfolio securities prior to or after the closing of the Reorganization. Please refer to “Information About the Reorganization — Expenses of the Reorganization” for additional information about the expenses associated with the Reorganization.

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Q:	How do I vote my shares?

A:	You can provide voting instructions for shares beneficially held through your Variable Contract by mail, telephone or internet. To vote by mail, please mark your vote on the enclosed voting instruction card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone, please have the voting instruction card in hand and call the telephone number or go to the website address listed on the enclosed form and follow the instructions.

Q:	When will the Reorganization occur?

A:	If approved by shareholders, the Reorganization is expected to occur during the fourth quarter of 2010. The Reorganization will not take place if the Reorganization is not approved by the Large Cap Composite Portfolio’s shareholders.

Q:	How does the Board of Trustees recommend that I vote?

A:	The Board recommends that shareholders vote “FOR” the Proposal.

Q:	Whom do I contact if I have questions?

A:	You may call the SunAmerica Annuity Service Center Monday through Friday from 5:00 a.m. Pacific Standard Time and 5:00 p.m. Pacific Standard Time at 1-800-445-7862.
     Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

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SEASONS SERIES TRUST
Large Cap Composite Portfolio
1 SunAmerica Center
Los Angeles, California 90067-6022
(800-445-7862)
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON SEPTEMBER 17, 2010
          To the Shareholders of the Large Cap Composite Portfolio
     This is to notify you that a Special Meeting of Shareholders (the “Special Meeting”) of the Large Cap Composite Portfolio, a series of Seasons Series Trust, a Massachusetts business trust (the “Trust”), will be held on Friday, September 17, 2010 at 2:15 p.m., Central Standard Time, at the offices of SunAmerica Asset Management Corp. (“SunAmerica”), located at The Woodson Tower Building, 2919 Allen Parkway, Meeting Room 2, Houston, Texas 77019 for the following purposes:
     1. The shareholders of the Large Cap Composite Portfolio are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”). Pursuant to the Reorganization Agreement, the Large Cap Composite Portfolio would transfer all of its assets to the Large Cap Growth Portfolio, a series of the Trust, in exchange for the assumption by the Large Cap Growth Portfolio of substantially all of the liabilities of the Large Cap Composite Portfolio and Class 1, Class 2 and Class 3 shares of the Large Cap Growth Portfolio, after which those shares will be distributed by the Large Cap Composite Portfolio to the holders of its shares; and
     2. To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.
     The Board of Trustees of the Trust has fixed the close of business on June 30, 2010 as the record date (the “Record Date”) for determination of shareholders of the Large Cap Composite Portfolio entitled to notice of, and to vote at, the Special Meeting and any adjournments or postponements thereof.
          Although you are not directly a shareholder of the Large Cap Composite Portfolio, as the owner of a variable annuity contract (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts (the “Separate Accounts”) of SunAmerica Annuity and Life Assurance Company and/or First SunAmerica Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote shares of the Large Cap Composite Portfolio that are attributable to your Variable Contract at the Special Meeting of shareholders to be held on September 17, 2010. The Life Companies, through the Separate Accounts, are the record owners of the Large Cap Composite Portfolio’s shares and will vote the shares of the Portfolio at the Meeting. The rights accompanying shares of the Large Cap Composite Portfolio are legally vested in the Variable Contracts offered by the Separate Accounts. However, in accordance with current law and interpretations thereof, Life Companies will vote shares held in the Separate Accounts in a manner consistent with voting instructions timely received from the holders of the Variable Contracts. A signed voting instruction form by a holder that does not specify how the holder’s shares should be voted on a proposal may be deemed an instruction to vote such shares in favor of the proposal. Those persons who have a voting interest at the close of business on the Record Date will be entitled to submit instructions to their Life Company. Each Life Company will vote Large Cap Composite Portfolio shares held in Separate Accounts for which no timely instructions are received from the holders of the Variable Contracts, as well as shares it owns, in the same proportion as those shares for which such insurance company receives voting instructions. This practice is commonly referred to as “echo voting.” The effect of proportional voting is that if a large number of Contract Owners fail to give voting instructions, a small number of Contract Owners may determine the outcome of the vote. For purposes of the enclosed Combined Proxy Statement/Prospectus, the term “shareholder” (when used to refer to the beneficial holder of ownership interests in the Large Cap Composite Portfolio) shall also be deemed to include holders of the Variable Contract.

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     Your vote is important regardless of the size of your holdings in the Large Cap Composite Portfolio. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed voting instruction card and return it promptly in the enclosed envelope. You may also vote by telephone or over the internet; please see page 30 of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements—Manner of Voting” for more information.

By Order of the Board of Trustees,
/s/ Nori L. Gabert
Nori L. Gabert Secretary

Houston, Texas
August 11, 2010

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COMBINED PROSPECTUS/PROXY STATEMENT
SEASONS SERIES TRUST
Large Cap Composite Portfolio
Large Cap Growth Portfolio
1 SunAmerica Center
Los Angeles, California 90067-6022
(800-445-7862)
     This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of the Large Cap Composite Portfolio, a series of Seasons Series Trust, a Massachusetts business trust (the “Trust”). A special meeting of shareholders of the Large Cap Composite Portfolio (the “Special Meeting”) will be held at the offices of SunAmerica Asset Management Corp. (“SunAmerica”), located at The Woodson Tower Building, 2919 Allen Parkway, Meeting Room 2, Houston, Texas 77019, on Friday, September 17, 2010 at 2:15 p.m., Central Standard Time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of the Large Cap Composite Portfolio at the close of business on June 30, 2010 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof. This Combined Prospectus/Proxy Statement, voting instruction card and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of the Large Cap Composite Portfolio on or about August 13, 2010. The Board of Trustees of the Trust (the “Board of Trustees”) requests that shareholders vote their shares by completing and returning the enclosed voting instruction card.
     The purposes of the Special Meeting are:
     1. The shareholders of the Large Cap Composite Portfolio are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”). Pursuant to the Reorganization Agreement, the Large Cap Composite Portfolio would transfer all of its assets to the Large Cap Growth Portfolio, a series of the Trust, in exchange for the assumption by the Large Cap Growth Portfolio of substantially all of the liabilities of the Large Cap Composite Portfolio and Class 1, Class 2 and Class 3 shares of the Large Cap Growth Portfolio, after which those shares will be distributed by the Large Cap Composite Portfolio to the holders of its shares; and
     2. To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.
          Although you are not directly a shareholder of the Large Cap Composite Portfolio, as the owner of a variable annuity contract (a “Variable Contract,” the owners of which are referred to as “Contact Owners”) issued by the separate accounts (the “Separate Accounts”) of SunAmerica Annuity and Life Assurance Company and/or First SunAmerica Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote shares of the Large Cap Composite Portfolio that are attributable to your Variable Contract at the Special Meeting of shareholders to be held on September 17, 2010. The Life Companies, through the Separate Accounts, are the record owners of the Large Cap Composite Portfolio’s shares and will vote the shares of the Portfolio at the Meeting. For convenience we refer to Contract Owners as “shareholders” and to the Life Company owners of shares as “Life Company Holders.”
     The Board of Trustees has approved the reorganization (“Reorganization”) with respect to the Large Cap Composite Portfolio by which the Large Cap Composite Portfolio, a separate series of the Trust, an open-end management investment company, would be acquired by the Large Cap Growth Portfolio, a separate series of the Trust. The Large Cap Growth Portfolio pursues an investment objective similar to that of the Large Cap Composite Portfolio. (Each of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio may be referred to as a “Portfolio” or the “Portfolios.”) The Large Cap Composite Portfolio seeks long-term growth of capital and growth of dividend income, while the Large Cap Growth Portfolio seeks long-term growth of capital. The Large Cap Growth Portfolio also has certain strategies that are similar and compatible with those of the Large Cap Composite

Portfolio. The Large Cap Composite Portfolio and the Large Cap Growth Portfolio, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Portfolio’s investment strategies see “Summary — Investment Objectives and Principal Investment Strategies” below.
     If the Large Cap Composite Portfolio’s shareholders approve the Reorganization, the Large Cap Composite Portfolio will transfer its assets to the Large Cap Growth Portfolio. The Large Cap Growth Portfolio will assume substantially all of the liabilities of the Large Cap Composite Portfolio and will issue shares to the Large Cap Composite Portfolio in an amount equal to the aggregate net asset value of the outstanding shares of the Large Cap Composite Portfolio. Immediately thereafter, the Large Cap Composite Portfolio will distribute these shares of the Large Cap Growth Portfolio to its shareholders. After distributing these shares, the Large Cap Composite Portfolio will be terminated as a series of the Trust. When the Reorganization is complete, the Large Cap Composite Portfolio’s shareholders will hold the same class of shares of the Large Cap Growth Portfolio as they currently hold of the Large Cap Composite Portfolio. The aggregate net asset value of the Large Cap Growth Portfolio shares received in the Reorganization will equal the aggregate net asset value of the Large Cap Composite Portfolio shares held by Large Cap Composite Portfolio shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Large Cap Composite Portfolio will represent a smaller percentage of ownership in the combined fund than the shares held by those in the Large Cap Composite Portfolio prior to the Reorganization. The number of shares in which a Contract Owner is entitled to provide voting instructions will be determined by dividing his or her Variable Contract value allocated to the Large Cap Composite Portfolio on the Record Date by the share value of the Large Cap Composite Portfolio on the Record Date.
     This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of the Large Cap Composite Portfolio should know before voting on the Reorganization relating to their Portfolio and constitutes an offering of Class 1, Class 2 and Class 3 shares of the Large Cap Growth Portfolio only. Please read it carefully and retain it for future reference.
     The following documents containing additional information about the Large Cap Growth Portfolio and the Large Cap Composite Portfolio, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:
•	the Statement of Additional Information dated August 11, 2010 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement (File No. 333-168060);

•	the Prospectus of the Trust (the “Trust Prospectus”) dated July 28, 2010, which includes each Portfolio (File No. 333-08653 and SEC Accession No. 0000950123-10-069038);

•	the Statement of Additional Information of the Trust (the “Trust SAI”) dated July 28, 2010, which includes each Portfolio (File No. 333-08653 and SEC Accession No. 0000950123-10-069038); and

•	the Annual Report to Shareholders of the Trust for the fiscal year ended March 31, 2010 (the “Trust Annual Report”), which includes each Portfolio (File No. 333-08653 and SEC Accession No. 0001104659-10-033143).
     As shareholders of a Portfolio, you have already received a copy of the Trust Prospectus and Trust Annual Report. You may request a copy of the Trust Prospectus, Trust SAI and Trust Annual Report at no charge by calling (800) 445-SUN2 or writing the Trust at the address below. If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”
     Except as otherwise described herein, the policies and procedures set forth under “Account Information” in the Trust Prospectus will apply to the Class 1, Class 2 and Class 3 shares to be issued by the Large Cap Growth Portfolio in connection with the Reorganization. These documents are on file with the SEC. Each of the Portfolios is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

     Additional copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Large Cap Composite Portfolio	Large Cap Growth Portfolio
c/o Seasons Series Trust	c/o Seasons Series Trust
1 SunAmerica Center	1 SunAmerica Center
Los Angeles, California 90067-6022	Los Angeles, California 90067-6022
(800-445-7862)	(800-445-7862)
     You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E.,
Washington, DC 20549.

By Phone:	1-202-551-8090

By Mail:	Public Reference Section
Office of Consumer Affairs and Information Services
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549 (duplicating fee required)

By E-mail:	publicinfo@sec.gov
(duplicating fee required)

By Internet:	www.sec.gov
     The Board of Trustees knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.
     No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
     Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.
     The date of this Combined Prospectus/Proxy Statement is August 11, 2010.

SUMMARY
     The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.
     The Trust is an open-end management investment company registered with the SEC. Each of the Portfolios is a separate series of the Trust. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. The investment objectives of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio are similar. The Large Cap Composite Portfolio seeks long-term growth of capital and growth of dividend income, while the Large Cap Growth Portfolio seeks long-term growth of capital.
     SunAmerica Asset Management Corp. (“SunAmerica” or the “Adviser”) serves as investment adviser and manager for each Portfolio. The term “Manager” as used in this Combined Prospectus/Proxy Statement means either SunAmerica or the other registered investment advisers that serve as investment subadvisers (“Subadvisers”) to the Portfolios, as the case may be. In addition to serving as the investment adviser and manager to each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages a portion of each Portfolio’s portfolio.
     Each Portfolio follows a “growth” philosophy and generally invests in equity securities of large cap companies that offer growth potential. Each Portfolio is “non-diversified,” as such term is defined in the 1940 Act, which means the Portfolio can invest a larger portion of its assets in the stock of fewer companies or a single company than can some other mutual funds.
     The Portfolios have similar, but not identical, principal investment strategies. Under normal circumstances, the Large Cap Composite Portfolio invests at least 80% of its net assets in equity securities of large cap companies that offer the potential for long-term growth of capital or dividends. Under normal circumstances, the Large Cap Growth Portfolio invests at least 80% of its net assets in equity securities of large cap companies selected through a growth strategy. As a result of the similarities in the Portfolios’ investment programs, there is significant overlap in the portfolio securities held by the Portfolios. While each Portfolio follows a growth philosophy, the Large Cap Composite Portfolio may also seek to invest in large cap companies that offer growth of dividend income. The Large Cap Growth Portfolio does not consider growth of dividends when making investment decisions. Each Portfolio also includes a passively-managed index component, currently managed by SunAmerica that seeks to track a target index or a subset of an index.
     The Board of Trustees, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), has unanimously approved the Reorganization, on behalf of the Large Cap Composite Portfolio. Subject to approval by the Large Cap Composite Portfolio shareholders, the Reorganization provides for:
•	the transfer of all the assets of the Large Cap Composite Portfolio to the Large Cap Growth Portfolio in exchange for the assumption by the Large Cap Growth Portfolio of substantially all of the liabilities of the Large Cap Composite Portfolio and Class 1, Class 2 and Class 3 shares of the Large Cap Growth Portfolio having an aggregate net asset value equal to the value of the assets of the Large Cap Composite Portfolio acquired by the Large Cap Growth Portfolio reduced by the amount of such assumed liabilities;

•	the distribution of such Class 1, Class 2 and Class 3 shares of the Large Cap Growth Portfolio to the Large Cap Composite Portfolio’s shareholders; and

•	the termination of the Large Cap Composite Portfolio as a series of the Trust.
     If the proposed Reorganization is approved and completed, the Large Cap Composite Portfolio’s shareholders would hold shares of the same class of the Large Cap Growth Portfolio as they currently hold of the Large Cap Composite Portfolio with an aggregate net asset value equal to the aggregate net asset value of Large Cap Composite Portfolio shares owned immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization
     SunAmerica believes that the shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the Reorganization, than by continuing to operate the Portfolios separately. SunAmerica further believes that it is in the best interests of the Large Cap Composite Portfolio to combine its assets with a Portfolio with a lower expense structure. In addition, the Large Cap Composite Portfolio is not available in actively-marketed insurance products. SunAmerica does not expect the assets of the Large Cap Composite Portfolio to increase in the future. The Large Cap Growth Portfolio is used as an underlying fund in a fund-of-funds that is available in actively marketed insurance products. Because of this, the Large Cap Growth Portfolio may indirectly continue to attract new assets and has the potential to grow its assets over time.
     The Large Cap Growth Portfolio, following completion of the Reorganization, may be referred to as the “Combined Fund” in this Combined Prospectus/Proxy Statement. It is anticipated that the total annual operating expense ratios for the Combined Fund will be lower than the current total annual operating expense ratios for the Large Cap Composite Portfolio even after taking into account the voluntary fee waiver and/or expense reimbursements applicable to the Large Cap Composite Portfolio. SunAmerica believes that continuing to operate the Large Cap Composite Portfolio as currently constituted is not in the best interests of the Large Cap Composite Portfolio.
     In approving the Reorganization, the Board of Trustees, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the Large Cap Composite Portfolio and that the interests of the Large Cap Composite Portfolio’s shareholders will not be diluted as a result of the Reorganization. The Board of Trustees considered the Reorganization proposal at meetings held in March and May, and on May 21, 2010 the entire Board of Trustees, including the Independent Trustees, unanimously approved the Reorganization. The approval determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
     The factors considered by the Board of Trustees with regard to the Reorganization include, but are not limited to, the following:
•	The fact that the investment objectives of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio are similar. The fact that the Large Cap Composite Portfolio and the Large Cap Growth Portfolio have similar investment programs and certain strategies of the Large Cap Composite Portfolio and Large Cap Growth Portfolio are compatible, while others are different. The Board of Trustees considered the principal differences in investment strategy between the Large Cap Growth Portfolio and the Large Cap Composite Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Fund may achieve certain operating efficiencies and economies of scale from its larger net asset size.

•	The expectation that the Combined Fund will have total annual operating expenses below those of the Large Cap Composite Portfolio.

•	The personnel of SunAmerica and the Subadvisers who will manage the Combined Fund. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Fund after the Reorganization, and the Subadvisers of the Large Cap Growth Portfolio will continue to serve as subadvisers of the Combined Fund after the Reorganization. See “Comparison of the Portfolios—Management of the Portfolios.”

•	The relative performance histories of each Portfolio over different time periods compared with each other and to the relative benchmarks applicable to each Portfolio.

•	The relative size of each of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio and the fact that the Trust’s Managed Allocation Portfolios (“MAPs”), each known as a fund-of-funds, are currently investing in the Large Cap Growth Portfolio but not in the Large Cap Composite Portfolio. The Board of Trustees considered that while the Large Cap Growth Portfolio will indirectly receive new assets as one of the underlying variable investment options available to each MAP, the Large Cap Composite Portfolio will not.

•	The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•	The fact that the aggregate net asset value of the shares that shareholders of the Large Cap Composite Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the Large Cap Composite Portfolio own immediately prior to the Reorganization, and that shareholders of the Large Cap Composite Portfolio will not be diluted as a result of the Reorganization.

•	The fact that SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Large Cap Composite Portfolio’s portfolio securities prior to or after the Reorganization as described in the Reorganization Agreement.
     If the Reorganization is not approved by shareholders of the Large Cap Composite Portfolio, the Board of Trustees may consider other alternatives.
     The Board of Trustees unanimously recommends that you vote “For” the Reorganization relating to the Large Cap Composite Portfolio.
Investment Objectives and Principal Investment Strategies
     Investment Objectives. The investment objectives of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio are similar. The Large Cap Composite Portfolio seeks long-term growth of capital and growth of dividend income, while the Large Cap Growth Portfolio seeks long-term growth of capital. Each of the Large Cap Composite Portfolio’s and the Large Cap Growth Portfolio’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Large Cap Growth Portfolio’s investment objective.
     Principal Investment Strategies. Each Portfolio follows a “growth” philosophy. A growth philosophy — that of investing in securities believed to offer the potential for long-term growth of capital — focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. Both Portfolios generally invest in equity securities of large cap companies that offer growth potential. Under normal circumstances, the Large Cap Composite Portfolio invests at least 80% of its net assets in equity securities of large cap companies that offer the potential for long-term growth of capital or dividends. Under normal circumstances, the Large Cap Growth Portfolio invests at least 80% of its net assets in equity securities of large cap companies selected through a growth strategy. In addition, to balance the risks of an actively-managed portfolio, each Portfolio includes a passively-managed index component.
     Both Portfolios are “non-diversified” Portfolios, as such term is defined in the 1940 Act, which means the Portfolio can invest a larger portion of its assets in the stock of fewer companies or a single company than can some other mutual funds. By concentrating in a smaller number of stocks, the Portfolio’s risk is increased because the effect of each stock on the Portfolio’s performance is greater.
     Each Portfolio’s principal investment strategies may be changed without shareholder approval. The Combined Fund’s principal investment strategies will be those of the Large Cap Growth Portfolio.

     Comparison. Both Portfolios follow a growth philosophy and generally invest in equity securities of large cap companies that offer growth potential. The Portfolios have similar, but not identical, principal investment strategies. While each Portfolio follows a growth philosophy, the Large Cap Composite Portfolio may also seek to invest in large cap companies that offer growth of dividend income. The Large Cap Growth Portfolio does not consider growth of dividends when making investment decisions. As a result of the similarities in the Portfolios’ investment programs, there is significant overlap in the portfolio securities held by the Portfolios. Each Portfolio also includes a passively-managed index component, currently managed by SunAmerica that seeks to track a target index or a subset of an index. The passively-managed component of the Large Cap Composite Portfolio seeks to track the S&P 500 Index, and the passively-managed component of the Large Cap Growth Portfolio seeks to track the S&P/Citigroup 500 Growth Index. For a discussion of the principal and other investment risks associated with an investment in the Large Cap Growth Portfolio and, therefore, the Combined Fund, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.
     The portfolio management team of the Large Cap Growth Portfolio anticipates that it will likely dispose of a considerable portion of the Large Cap Composite Portfolio’s holdings following the closing of the Reorganization. Although the types of securities held by the Large Cap Composite Portfolio are consistent with the investment policies of the Large Cap Growth Portfolio, this portfolio restructuring will align the portfolio holdings with security selection choices and the investment process of the portfolio management team of the Large Cap Growth Portfolio. SunAmerica does not expect to sell a significant portion of the portfolio assets of the Large Cap Composite Portfolio prior to the closing of the Reorganization. SunAmerica does not anticipate that material transaction costs will be incurred associated with restructuring the portfolio holdings of the Large Cap Composite Portfolio in connection with the Reorganization; however, the costs associated with rebalancing the Combined Fund following the closing of the Reorganization will be borne by the Combined Fund. Any commission costs in connection with the restructuring are not anticipated to have a material impact on the net asset value of the Combined Fund.
     The similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

Large Cap Composite Portfolio	Large Cap Growth Portfolio
• Under normal circumstances, invests at least 80% of net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.	• Under normal circumstances, invests at least 80% of net assets in equity securities of large companies selected through a growth strategy.

• The Fund uses a growth strategy.	• The Fund uses a growth strategy.

• The Fund principally invests in equity securities of large companies.	• The Fund principally invests in equity securities of large companies.

• The Fund includes a passively-managed index component.	• The Fund includes a passively-managed index component.

• The Fund is non-diversified.	• The Fund is non-diversified.

• The Fund may invest in mid-cap stocks.	• The Fund may invest in mid-cap stocks.

• The Fund may invest up to 20% of its net assets in short-term investments.	• The Fund may invest up to 20% of its total assets in short-term investments.

• The Fund may invest up to 30% of its total assets in foreign securities.	• The Fund may invest in foreign securities; however, no limit is specified.

• Investments in emerging markets are not a principal or significant investment of the Fund.	• The Fund may invest in emerging markets.

Fees and Expenses
     If the Reorganization is approved and completed, holders of Large Cap Composite Portfolio Class 1 shares will receive Large Cap Growth Portfolio Class 1 shares, holders of Large Cap Composite Portfolio Class 2 shares will receive Large Cap Growth Portfolio Class 2 shares and holders of Large Cap Composite Portfolio Class 3 shares will receive Large Cap Growth Portfolio Class 3 shares
Fee Tables as of March 31, 2010 (unaudited)
     The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios, assuming the Reorganization had taken place on March 31, 2010 and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Fund. The percentages presented in the fee tables are based on fees and expenses incurred during the 12-month period ended March 31, 2010. Future fees and expenses may be greater or less than those indicated below. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Fee Table of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio and the Pro Forma Combined Fund*
(as of March 31, 2010 (unaudited))
Class 1 Shares

	Actual
	Large Cap	Large Cap	Pro Forma
	Composite	Growth	Combined
	Portfolio	Portfolio	Fund*

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	0.80%	0.80%	0.80%
Service (12b-1) Fees	None	None	None
Other Expenses	0.81%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.61%	0.91%	0.91%
Class 2 Shares

	Actual
	Large Cap	Large Cap
	Composite	Growth	Pro Forma
	Portfolio	Portfolio	Combined Fund*

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	0.80%	0.80%	0.80%
Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.81%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.76%	1.06%	1.06%

Class 3 Shares

	Actual
	Large Cap
	Composite	Large Cap	Pro Forma
	Portfolio	Growth Portfolio	Combined Fund

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	0.80%	0.80%	0.80%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.81%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.86%	1.16%	1.16%

*	Pro Forma Combined Fund assumes the Reorganization of the Large Cap Composite Portfolio into the Large Cap Growth Portfolio.
EXAMPLES:
These Examples are intended to help you compare the cost of investing in the relevant Portfolio with the cost of investing in other mutual funds. These Examples assume that you invest $10,000 in the Portfolio for the time periods indicated (for the periods ended March 31, 2010) and then redeem all of your shares at the end of those periods. These Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. These Examples does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class 1
Large Cap Composite Portfolio	$164	$508	$876	$1,911
Large Cap Growth Portfolio	$93	$290	$504	$1,120
Pro Forma Combined Fund	$93	$290	$504	$1,120
Class 2
Large Cap Composite Portfolio	$179	$554	$954	$2,073
Large Cap Growth Portfolio	$108	$337	$585	$1,294
Pro Forma Combined Fund	$108	$337	$585	$1,294
Class 3
Large Cap Composite Portfolio	$189	$585	$1,006	$2,180
Large Cap Growth Portfolio	$118	$368	$638	$1,409
Pro Forma Combined Fund	$118	$368	$638	$1,409
Principal Investment Risks
     Because of their similar investment objectives and similar investment strategies, the Large Cap Composite Portfolio and the Large Cap Growth Portfolio are subject to similar principal investment risks associated with an investment in the relevant Portfolio. The principal risks of each Portfolio (including certain corresponding non-principal risk in the other Portfolio) are set out in the table below. For more information on these risks, see “Comparison of the Portfolios—Risks of the Portfolios.”
     A comparison of the principal investment risks of each Portfolio is shown in the chart below.

	Large Cap Composite Portfolio	Large Cap Growth Portfolio
Principal Risks	• Equity Securities Risk	• Equity Securities Risk

	• Large-Capitalization Companies Risk	• Large-Capitalization Companies Risk

	• Growth Stocks Risk (non-principal risk)	• Growth Stocks Risk

	• Securities Selection Risk	• Securities Selection Risk

	• Non-Diversification Risk	• Non-Diversification Risk

	• Foreign Investment Risk	• Foreign Investment Risk

	• Emerging Markets Risk (non-principal risk)	• Emerging Markets Risk

	• Indexing Risks	• Indexing Risks

	• Medium-Capitalization Companies Risk	• Medium-Capitalization Companies Risk
     You will find additional descriptions of specific risks in the prospectuses and statements of additional information for the Portfolios.
     There is no guarantee that shares of the Combined Fund will not lose value. This means that as shareholders of the Combined Fund, the Large Cap Composite Portfolio shareholders could lose money. As with any Portfolio, the value of the Combined Fund’s investments, and, therefore, the value of the Combined Fund’s shares, may fluctuate. In addition, there are specific factors that may affect the value of a particular security. Also, the Combined Fund may invest in securities that underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies.
Federal Tax Consequences
     The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, none of the Large Cap Composite Portfolio, the Large Cap Growth Portfolio, or their respective Life Company Holders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Internal Revenue Code of 1986, as amended (the “Code”) as a result of the closing of the tax year of the Large Cap Composite Portfolio, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Large Cap Composite Portfolio. As a condition to the closing of the Reorganization, the Trust, on behalf of each Portfolio, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.
     For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”
Purchase, Redemption and Valuation of Shares
     Procedures for the purchase, redemption and valuation of shares of each Portfolio are identical.

COMPARISON OF THE PORTFOLIOS
Principal and Other Investment Risks
     Because of their similar investment objectives and similar investment strategies, the Large Cap Composite Portfolio and the Large Cap Growth Portfolio are subject to substantially similar principal investment risks associated with an investment in the relevant Portfolio. The principal risks of each Portfolio (including certain corresponding non-principal risk in the other Portfolio) are set out in the table below.

	Large Cap Composite Portfolio	Large Cap Growth Portfolio
Principal Risks	• Equity Securities Risk	• Equity Securities Risk

	• Large-Capitalization Companies Risk	• Large-Capitalization Companies Risk

	• Growth Stocks Risk (non-principal risk)	• Growth Stocks Risk

	• Securities Selection Risk	• Securities Selection Risk

	• Non-Diversification Risk	• Non-Diversification Risk

	• Foreign Investment Risk	• Foreign Investment Risk

	• Emerging Markets Risk (non-principal risk)	• Emerging Markets Risk

	• Indexing Risks	• Indexing Risks

	• Medium-Capitalization Companies Risk	• Medium-Capitalization Companies Risk
     The following discussion describes the principal risks that may affect the Large Cap Growth Portfolio and, therefore, the Combined Fund. You will find additional descriptions of specific risks in the Trust Prospectus, a copy of which has previously been provided to shareholders.
     Shares of the Large Cap Growth Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Large Cap Growth Portfolio will be able to achieve its investment objective. If the value of the assets of the Large Cap Growth Portfolio goes down, you could lose money.
     The following are the principal investment risks associated with the Large Cap Growth Portfolio and, therefore, also with the Combined Fund:
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Capitalization Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.
Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.
Indexing Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively managed mutual fund.
Medium-Capitalization Companies Risk. Securities of medium-cap companies are usually more volatile and entail greater risks than securities of large companies.
Fundamental Investment Restrictions
     The Large Cap Composite Portfolio and the Large Cap Growth Portfolio have identical fundamental investment restrictions. If the shareholders of the Large Cap Composite Portfolio approve the Reorganization, SunAmerica will manage the Combined Fund pursuant to the investment restrictions of the Large Cap Growth Portfolio. The complete list of the fundamental investment restrictions of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio is set out in Appendix A.
Performance Information
     The following bar charts and tables illustrate the past performance of an investment in each Portfolio. The information shows you how each Portfolio’s performance has varied year by year and provides some indication of the risks of investing in each Portfolio. Past performance is not predictive of future performance. For more information concerning the performance of each Portfolio, please refer to the Trust Prospectus and the Trust Annual Report. Effective December 1, 2009, SunAmerica assumed management of the passively-managed portion of each Portfolio, which portion was previously managed by AIG Global Investment Corp.

Calendar Year Total Returns, as of 12/31 each year for
Class 1 Shares of the Large Cap Composite Portfolio
During the 10-year period shown in the bar chart, the highest return for a quarter was 15.19% (quarter ended 6/30/09) and the lowest return for a quarter was -23.31% (quarter ended 12/31/08). The year to date calendar return as of June 30, 2010 was -7.54%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	29.49%	-0.15%	-1.66%	N/A	N/A
Class 2 Shares	29.32%	-0.30%	N/A	-1.82%	N/A
Class 3 Shares	29.02%	-0.40%	N/A	N/A	4.08%
S&P 500® Index	26.46%	0.42%	-0.95%	-0.41%	5.20%

Calendar Year Total Returns, as of 12/31 each year for
Class 1 Shares of the Large Cap Growth Portfolio
During the 10-year period shown in the bar chart, the highest return for a quarter was 18.65% (quarter ended 6/30/09) and the lowest return for a quarter was -24.46% (quarter ended 12/31/08). The year to date calendar return as of June 30, 2010 was -8.72%.
Average Annual Total Returns (For the periods ended December 31, 2009)

				Since	Since
				Inception	Inception
	1	5	10	Class 2	Class 3
	Year	Years	Years	(10/16/00)	(11/11/02)
Class 1 Shares	41.33%	2.04%	-2.72%	N/A	N/A
Class 2 Shares	41.15%	1.89%	N/A	-2.12%	N/A
Class 3 Shares	41.02%	1.79%	N/A	N/A	5.66%
S&P 500®/ Citigroup Growth Index	31.57%	1.53%	-2.87%	-2.14%	4.27%
     Because the Combined Fund will most closely resemble the Large Cap Growth Portfolio, the Large Cap Growth Portfolio will be the accounting survivor of the Reorganization. The Combined Fund will also maintain the performance history of the Large Cap Growth Portfolio at the closing of the Reorganization.
     The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
     The S&P 500®/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Management of the Portfolios
     Large Cap Composite Portfolio. SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, serves as the investment adviser and manager to the Large Cap Composite Portfolio. SunAmerica selects the Subadvisers for the Large Cap Composite Portfolio, manages the investments for two portions of the Portfolio, provides various administrative services and supervises the daily business affairs of the Portfolio. SunAmerica, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $41.5 billion as of March 31, 2010. SunAmerica is a wholly-owned subsidiary of SunAmerica Annuity and Life Assurance Company.
     The Large Cap Composite Portfolio has multiple Managers that are responsible for managing a portion of the Large Cap Composite Portfolio’s portfolio. In addition to serving as the investment adviser and manager to each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages two portions of the Large Cap Composite Portfolio’s portfolio. The management of the Large Cap Composite Portfolio is summarized in the following table.

Portfolio	Managers

Large Cap Composite Portfolio	• SunAmerica

• T. Rowe Price Associates, Inc. (“T. Rowe Price”)
     In addition, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into subadvisory agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica (“unaffiliated Subadvisers”) approved by the Board without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for the Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of the Portfolios have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers of the Portfolios is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SunAmerica, which pays the Subadvisers’ fees. These fees do not increase Portfolio expenses.
     The passively-managed index portion of the Large Cap Composite Portfolio is managed by James O. Kurtz of SunAmerica. Mr. Kurtz, Senior Vice President and Portfolio Manager, joined SunAmerica in December 2009. He is responsible for the management and trading of a wide variety of domestic equity index funds managed by SAAMCo. From 2001 until joining SunAmerica, Mr. Kurtz was a senior portfolio manager of AIG Global Investment Corp., which was renamed PineBridge Investments, LLC. Mr. Kurtz has been a portfolio manager of the Large Cap Composite Portfolio since 2009.
     One of the active portions of the Large Cap Composite Portfolio is managed by Steven A. Neimeth. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SunAmerica as a portfolio manager in April 2004. From 2002 until he joined SunAmerica, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management. Mr. Neimeth has been a portfolio manager of the Large Cap Composite Portfolio since 2004.
     The other active portion of the Large Cap Composite Portfolio is managed by P. Robert Bartolo. Mr. Bartolo serves as Investment Advisory Committee Chairman and Vice President. He joined T. Rowe Price in 2002 and has been managing investments since 1997. Mr. Bartolo has been a portfolio manager of the Large Cap Composite Portfolio since 2007.

     The Trust SAI provides additional information about the compensation of the Large Cap Composite Portfolio’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in the Large Cap Composite Portfolio and other funds managed by SunAmerica.
     Large Cap Growth Portfolio. SunAmerica serves as the investment adviser and manager to the Large Cap Growth Portfolio. SunAmerica selects the Subadvisers for the Large Cap Growth Portfolio, manages the investments for a portion of the Portfolio, provides various administrative services and supervises the daily business affairs of the Portfolio.
     The Large Cap Growth Portfolio has multiple Managers that are responsible for managing a portion of Portfolio’s portfolio. In addition to serving as the investment adviser and manager to the Portfolio and supervising activities of the other Subadvisers, SunAmerica manages the passive portion of the Large Cap Growth Portfolio’s portfolio. The management of the Large Cap Growth Portfolio is summarized in the following table.

Portfolio	Managers
Large Cap Growth Portfolio	• SunAmerica

• Goldman Sachs Asset Management, L.P. (“GSAM”)

• Janus Capital Management LLC (“Janus”)
     The passively-managed index portion of the Large Cap Growth Portfolio is managed by James O. Kurtz of SunAmerica. Mr. Kurtz, Senior Vice President and Portfolio Manager, joined SunAmerica in December 2009. He is responsible for the management and trading of a wide variety of domestic equity index funds managed by SAAMCo. From 2001 until joining SunAmerica, Mr. Kurtz was a senior portfolio manager of AIG Global Investment Corp., which was renamed PineBridge Investments, LLC. Mr. Kurtz has been a portfolio manager of the Large Cap Growth Portfolio since 2009.
     The GSAM portion of the Large Cap Growth Portfolio is managed by Steven M. Barry and David G. Shell, CFA. Mr. Barry, Managing Director, Chief Investment Officer, Fundamental Equity, and Co-Chief Investment Officer, Growth Equity, joined GSAM as a portfolio manager in 1999. Mr. Shell, Managing Director, Co-Chief Investment Officer, Growth Equity, joined GSAM as a manager in 1997. Mr. Barry and Mr. Shell have been portfolio managers of the Large Cap Growth Portfolio since 1999.
     The Janus portion of the Large Cap Growth Portfolio is managed by Ron Sachs, CFA. Mr. Sachs joined Janus in 1996 as a research analyst, and has acted as portfolio manager of other Janus-advised mutual funds since June 2000. Mr. Sachs is also a portfolio manager of other Janus accounts. Mr. Sachs holds the Chartered Financial Analyst Designation. Mr. Sachs has been a portfolio manager of the Large Cap Growth Portfolio since 2008.
     The Trust SAI provides additional information about the compensation of the Large Cap Growth Portfolio’s portfolio managers, other accounts managed by such managers, and such managers’ ownership of securities in the Large Cap Growth Portfolio and other funds managed by SunAmerica.
     Combined Fund. As discussed below under “Investment Advisory and Management Agreement,” following the Reorganization, SunAmerica will continue to serve as the investment adviser and manager of the Combined Fund. In addition, SunAmerica will continue to manage a portion of the Combined Fund’s portfolio, and each of GSAM and Janus will continue to serve as Subadvisers and manage a portion of the Combined Fund’s portfolio.
     It is anticipated that Messrs. Kurtz, Barry, Shell and Sachs will be the portfolio managers of the Combined Fund following the Reorganization. The exemptive order discussed above will continue to apply to the Combined Fund following the completion of the Reorganization. As a result, shareholder approval would not be required to employ an unaffiliated subadviser for the Combined Fund, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing unaffiliated Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.

Investment Advisory and Management Agreement
     Large Cap Composite Portfolio and Large Cap Growth Portfolio. Pursuant to the Trust’s Investment Advisory and Management Agreement with SunAmerica (the “Management Agreement”), each Portfolio pays SunAmerica an advisory fee. As compensation for its services, SunAmerica receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio at the following annual rates listed below:

Average daily net assets of the Fund	Advisory Fee Rate
First $250 million	0.80%
Next $250 million	0.75%
Over $500 million	0.70%
     The management fee schedule of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio are identical. The Management Agreement will remain in place following the Reorganization and the management fee rate of the Combined Fund under the Management Agreement will be identical to the current management fee rate applicable to the Large Cap Growth Portfolio. Currently, each Portfolio is charged a management fee at the effective rate of 0.799% of the Portfolio’s average daily net assets, the highest level under its existing respective management fee breakpoint schedule. It is expected that the management fees charged to the Combined Fund will decrease slightly to an effective rate of 0.796% of the Combined Fund’s average daily net assets, which decrease will result from operational efficiencies from the combination of each Portfolio’s assets as well the application of breakpoints from the Management Agreement. The Portfolios are party to the same Management Agreement, and the services provided to each Portfolio are identical.
     A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement is available in the Trust Annual Report.
     SunAmerica is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the Large Cap Composite classes do not exceed 1.10%, 1.25% and 1.35% for Class 1, Class 2 and Class 3, respectively. These waivers and reimbursements will continue indefinitely, but may be terminated at any time. Because of the waiver of fees and/or reimbursing of expenses is voluntary, it is not reflected as a reduction of the “Total Annual Fund Operating Expenses” listed in the Fee Table. The voluntary waivers and/or reimbursements are subject to recoupment by SunAmerica from the Portfolio within the following two years provided that the Portfolio is able to affect such payment to SunAmerica and maintain the voluntary expense limitations.
     Through expense offset arrangements resulting from broker commission recapture, a portion of each Portfolio’s other expenses have been reduced. For the year ended March 31, 2010, broker commission recapture amounts received by the Portfolios were used to offset the Portfolios’ other expenses. “Other Expenses” do not take into account these expense reductions and are therefore higher than the other expenses of the Portfolio. Had the expense reductions been taken into account, “Total Annual Fund Operating Expenses” for Class 1, Class 2 and Class 3 would have been as follows:

Fund	Class 1	Class 2	Class 3
Large Cap Composite Portfolio	1.61%	1.76%	1.86%
Large Cap Growth Portfolio	0.91%	1.06%	1.16%
Pro Forma Combined Fund	0.91%	1.06%	1.16%
     Combined Fund. If the shareholders of the Large Cap Composite Portfolio approve the Reorganization, the Combined Fund will be managed by SunAmerica pursuant to the Management Agreement with respect to the Large Cap Growth Portfolio, as described above. As discussed above, the services provided to each Portfolio under the Management Agreement are identical.

Service Providers
     State Street Bank and Trust Co. (“State Street”), located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and as transfer and dividend paying agent for each Portfolio and in those capacities maintains certain financial and accounting books and records pursuant to separate agreements with the Trust, on behalf of the Portfolios. PricewaterhouseCoopers LLP, located at 1201 Louisiana, Suite 2900, Houston, TX 77002-5678, serves as each Portfolio’s independent registered public accounting firm and in that capacity examines the annual financial statements of the Portfolios. The firm of Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to each Portfolio.
     Combined Fund. Each Portfolio currently uses the same service providers and it is anticipated that the Combined Fund will continue to use such service providers.
Distribution and Service Fees
     Class 2 and Class 3 shares of each Portfolio, are subject to a Rule 12b-1 plan (each, a “Plan” and together, the “Plans”) that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these service fees are paid out of each Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment.
     Continuance of the Plans with respect to each Portfolio is subject to annual approval by vote of the Independent Trustees. A Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Plans must be approved by the Trustees in the manner described above. A Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Plans. In their consideration of the Plans with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of the relevant class of the Portfolio.
     Combined Fund. Following the Reorganization, the Combined Fund will continue to be subject to the Plans, as described above, for its share classes. The Plans are identical for each share class of each Portfolio.
Dividends and Distributions
     The policies with respect to payment of dividends and distributions of each Portfolio are identical and such procedures will remain in place for the Combined Fund. Shareholders should refer to the Trust Prospectus for the specific policies with respect to payment of dividends and capital gains distributions.
Purchase, Redemption and Valuation of Shares
     Procedures for the purchase, redemption and valuation of shares of each Portfolio are identical and such procedures will remain in place for the Combined Fund. Shareholders should refer to the Trust Prospectus for the specific procedures applicable to purchases and redemptions of shares. See “Summary—Fee and Expenses” above.

Market Timing Trading Policies and Procedures
     The market timing trading policies and procedures of each Portfolio are identical, and such policies and procedures will remain in place for the Combined Fund. Shareholders should refer to the Trust Prospectus for the specific market timing trading policies and procedures.
FINANCIAL HIGHLIGHTS
     Financial highlights tables for the existing share classes of the Large Cap Growth Portfolio may be found in the Trust Prospectus. As shareholders of a Portfolio, you have already received a copy of the Trust Prospectus and Trust Annual Report. You may request a copy of the Trust Prospectus, Trust SAI and Trust Annual Report at no charge by calling (800) 445-SUN2 or writing the Trust.
INFORMATION ABOUT THE REORGANIZATION
General
     Under the Reorganization Agreement, the Large Cap Composite Portfolio will transfer its assets to the Large Cap Growth Portfolio in exchange for substantially all of the liabilities of the Large Cap Composite Portfolio and Class 1, Class 2 and Class 3 shares of the Large Cap Growth Portfolio. For more details about the Reorganization Agreement, see Appendix B— “Form of Agreement and Plan of Reorganization.” The shares of the Large Cap Growth Portfolio issued to the Large Cap Composite Portfolio will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Large Cap Composite Portfolio’s shares outstanding immediately prior to the Reorganization. Upon receipt by the Large Cap Composite Portfolio of the shares of the Large Cap Growth Portfolio, the Large Cap Composite Portfolio will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the Large Cap Composite Portfolio will be terminated as a series of the Trust under applicable state law.
     The distribution of Large Cap Growth Portfolio shares to the Large Cap Composite Portfolio’s Separate Account shareholders will be accomplished by crediting your Variable Contract with shares of the of the Large Cap Growth Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Large Cap Composite Portfolio held in your Variable Contract on that date See “Terms of the Reorganization Agreement” below.
     Accordingly, as a result of the Reorganization, the Large Cap Composite Portfolio shareholders will own the same class of shares of the Large Cap Growth Portfolio having an aggregate NAV immediately after the Closing Date equal to the aggregate NAV of that shareholder’s Large Cap Composite Portfolio shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Portfolio’s NAV. However, as a result of the Reorganization, a shareholder of the Large Cap Composite Portfolio or the Large Cap Growth Portfolio will hold a reduced percentage of ownership in the larger Combined Fund than the shareholder did in the applicable Portfolio.
Terms of the Reorganization Agreement
     Pursuant to the Reorganization Agreement, the Large Cap Growth Portfolio will acquire the assets of the Large Cap Composite Portfolio on the Closing Date in consideration for the assumption of the Large Cap Composite Portfolio’s liabilities and shares of the Large Cap Growth Portfolio.
     On the Closing Date, the Large Cap Composite Portfolio will transfer to the Large Cap Growth Portfolio its assets in exchange solely for Class 1, Class 2 and Class 3 shares of the Large Cap Growth Portfolio that are equal in value to the value of the net assets of the Large Cap Composite Portfolio transferred to the Large Cap Growth Portfolio as of the Closing Date, as determined in accordance with the Large Cap Growth Portfolio’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Portfolios, and the assumption by the Large Cap Growth Portfolio of the liabilities of the Large Cap Composite Portfolio. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the

Reorganization, the Large Cap Composite Portfolio will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.
     The Large Cap Composite Portfolio expects to distribute the shares of the Large Cap Growth Portfolio to the shareholders of the Large Cap Composite Portfolio promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Large Cap Composite Portfolio will be redeemed in accordance with Massachusetts law and the Declaration of Trust of the Trust. Thereafter, the Large Cap Composite Portfolio will be terminated as a series of the Trust under Massachusetts law.
     Each of the Portfolios has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.
     Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the Trust, on behalf of each Portfolio, are conditioned upon, among other things:
•	the approval of the Reorganization by the Large Cap Composite Portfolio’s shareholders;

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•	the truth in all material respects as of the Closing Date of the representations and warranties of the Portfolios and performance and compliance in all material respects with the Portfolios agreements, obligations and covenants required by the Reorganization Agreement;

•	the effectiveness under applicable law of the registration statement of the Trust of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Large Cap Composite Portfolio to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.
     The Reorganization Agreement may be terminated or amended by the mutual consent of the Portfolios either before or after approval thereof by the shareholders of the Large Cap Composite Portfolio.
     The Board of Trustees unanimously recommends that you vote to approve the Reorganization, as it believes the Reorganization is in the best interests of the Large Cap Composite Portfolio (as described more fully in “Reasons for the Reorganization” below) and that the interests of existing shareholders of the Large Cap Composite Portfolio will not be diluted as a result of consummation of the proposed Reorganization.
Reasons for the Reorganization
     The Board of Trustees evaluated and approved the Reorganization. The factors considered by the Board of Trustees with regard to the Reorganization include, but are not limited to, the following:
•	The investment objectives of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio are similar, and certain investment strategies and techniques are compatible; however, certain investment strategies and techniques are different. See “Summary—Investment Objectives and Principal Investment Strategies.”

Both Portfolios follow a growth philosophy and generally invest in equity securities of large cap companies that offer growth potential. The Portfolios have similar, but not identical, 80% investment policies. While each Portfolio follows a growth philosophy, the Large Cap Composite Portfolio may also seek to invest in large cap companies that offer growth of dividend income. The Large Cap Growth Portfolio does not consider growth of dividends when making investment decisions. As a result of the similarities in the Portfolios’ investment programs, there is significant overlap in the portfolio securities held by the Portfolios. Each Portfolio also includes a passively-managed index component, currently managed by SunAmerica that seeks to track a target index or a subset of an index. The passively-managed component of the Large Cap Composite Portfolio seeks to track the S&P 500 Index, and the passively-managed component of the Large Cap Growth Portfolio seeks to track the S&P/Citigroup 500 Growth Index.
•	The possibility that the Combined Fund may achieve certain operating efficiencies from its larger net asset size.
The larger net asset size of the Combined Fund may permit the Combined Fund to achieve certain economies of scale as certain costs can be spread over a larger asset base, and the larger Combined Fund may potentially lower portfolio transaction costs. This potential benefit will largely depend on the growth of the Combined Fund and may not be achieved solely as a result of the Reorganization.
•	The expectation that the Combined Fund will have projected total annual operating expenses below those of the Large Cap Composite Portfolio, even after taking into account applicable voluntary fee waivers and expense reimbursement arrangements of the Large Cap Composite Portfolio.
The Combined Fund will have projected total annual fund operating expenses that are expected to be below those of the Large Cap Composite Portfolio and the same as the Large Cap Growth Portfolio both prior and following the Reorganization, including even after taking into account the voluntary fee waiver and/or expense reimbursements applicable to the Large Cap Composite Portfolio. See “Summary—Fees and Expenses.”
•	The personnel of SunAmerica and the Subadvisers who will manage the Combined Fund. The Trustees considered that SunAmerica will continue to serve as the investment adviser and manage the passive portion of the Combined Fund after the Reorganization and that GSAM and Janus will continue to serve as Subadvisers to the Combined Fund after the closing of the Reorganization.
The Trustees considered that the portfolio managers of the Large Cap Growth Portfolio are expected to continue to manage the Combined Fund following the closing of the Reorganization.
•	The relative performance histories of each of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio.
While not predictive of future results, the Board of Trustees reviewed the relative performance of each of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio over different time periods compared with each other and to the relative benchmarks applicable to each Portfolio. The Large Cap Growth Portfolio will be the accounting survivor of the Reorganization. As such, the Combined Fund will continue the performance history of the Large Cap Growth Portfolio after the closing of the Reorganization.
•	The relative size of each of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio.
The Board of Trustees considered that the Seasons variable insurance products were closed to new Contract Owners as of May 1, 2010. While existing Contract Owners may still direct assets to the Large Cap Composite Portfolio, it is expected that the assets in the Large Cap Composite Portfolio, which is only offered in the Seasons variable insurance products, will decline over time as shares are redeemed, as has been the case for the last few years. The Board of Trustees also considered that the MAPs are offered in other variable insurance products issued by the Life Companies. Each MAP is currently investing in the Large Cap Growth Portfolio but not in the Large Cap Composite Portfolio. Thereby, it is anticipated that the Large Cap Growth Portfolio will indirectly receive new assets as one of the underlying variable investment options available to each MAP, while the Large Cap Composite Portfolio will not.
•	The fact that there will be no gain or loss recognized by the Life Company Holders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.
The Reorganization contemplates a tax-free transfer of the assets of the Large Cap Composite Portfolio in exchange for the assumption of the Large Cap Composite Portfolio’s liabilities and shares of the Large Cap Growth Portfolio. Life Company Holders will receive Large Cap Growth Portfolio shares equivalent to the aggregate net asset value of their Large Cap Composite Portfolio shares and will pay no federal income tax on the transaction.
•	That the shareholders of the Portfolios will not be diluted as a result of the Reorganization.
The aggregate net asset value of the shares of the Large Cap Growth Portfolio that shareholders of the Large Cap Composite Portfolio will receive in the Reorganization is expected to equal the aggregate net asset value of the shares that shareholders of the Large Cap Composite Portfolio own immediately prior to the Reorganization, and these shareholders of the Large Cap Composite Portfolio will not be diluted as a result of the Reorganization.
•	The costs associated with the Reorganization will be borne solely by SunAmerica or its affiliates and will not be borne by shareholders (except that shareholders will pay any brokerage or trading expenses of securities sold prior to and immediately following the applicable Reorganization).
Shareholders will not bear the costs associated with the Reorganization relating to their Portfolio, including proxy solicitation expenses. Proxy solicitation expenses include legal fees, printing, packaging and postage—all of which will be covered by SunAmerica or its affiliates. The Reorganization is expected to cause portfolio turnover and transaction expenses from the sale of securities prior to and immediately following the closing of the Reorganization, which will be incurred by the Large Cap Composite Portfolio and the Combined Fund, respectively, and borne by each Portfolio’s shareholders; however, these costs are not expected to have a material impact on the NAV of the Portfolios.
     For these and other reasons, the Board of Trustees unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Large Cap Composite Portfolio and the interests of the Large Cap Composite Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
Material U.S. Federal Income Tax Consequences of the Reorganization
     The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to the Life Company Holders and the holders of Variable Contracts issued by the Separate Accounts. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This discussion assumes that the Variable Contracts used by the Separate Accounts are and remained qualified as

Annuity Contracts. Owners of Variable Contracts must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.
     It is a condition to the closing of the Reorganization that the Trust, on behalf of each Portfolio, receive an opinion from Willkie Farr & Gallagher LLP, counsel to each Portfolio, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Large Cap Composite Portfolio and the Large Cap Growth Portfolio each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:
•	No gain or loss will be recognized by the Large Cap Composite Portfolio or by the Large Cap Growth Portfolio upon the transfer of substantially all of the assets of the Large Cap Composite Portfolio to the Large Cap Growth Portfolio solely in exchange for the shares of the Large Cap Growth Portfolio and the assumption by the Large Cap Growth Portfolio of certain liabilities of the Large Cap Composite Portfolio except for (A) any gain or loss that may be recognized on “Section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Large Cap Composite Portfolio, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Large Cap Composite Portfolio; or upon the distribution of the shares of the Large Cap Growth Portfolio by the Large Cap Composite Portfolio to its Life Company Holders in the subsequent termination of the Large Cap Composite Portfolio.

•	No gain or loss will be recognized by a Life Company Holder of the Large Cap Composite Portfolio who exchanges all of his, her or its shares of the Large Cap Composite Portfolio solely for the shares of the Large Cap Growth Portfolio pursuant to the Reorganization.

•	The tax basis of the shares of the Large Cap Growth Portfolio received by a Life Company Holder of the Large Cap Composite Portfolio pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Large Cap Composite Portfolio surrendered in exchange therefor.

•	The holding period of the shares of the Large Cap Growth Portfolio received by a Life Company Holder of the Large Cap Composite Portfolio pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Large Cap Composite Portfolio surrendered in exchange therefor.

•	The Large Cap Growth Portfolio’s tax basis in assets of the Large Cap Composite Portfolio received by the Large Cap Growth Portfolio pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Large Cap Composite Portfolio immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Large Cap Composite Portfolio upon the transfer, and the Large Cap Growth Portfolio’s holding period for such assets will, in each instance, include the period during which the assets were held by the Large Cap Composite Portfolio except for any assets which may be marked to market for federal income tax purposes on the termination of the Large Cap Composite Portfolio’s taxable year or on which gain was recognized upon the transfer to the Large Cap Growth Portfolio.
     The opinion of Willkie Farr & Gallagher LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering the opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the Large Cap Growth Portfolio and the Large Cap Composite Portfolio and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. The opinion will not express an opinion as to the tax effects to the Large Cap Composite Portfolio, the Large Cap Growth Portfolio, or the respective Separate Accounts of the Life Companies of each from the marking to market of certain categories of assets as of the closing of the taxable year of the Large Cap Composite Portfolio at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

     The Large Cap Growth Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Large Cap Composite Portfolio and its shareholders.
     Effect on Owners of Variable Contracts
     Contract Owners will not recognize gain or loss as a result of the Reorganization. As is the case with other distributions to the Separate Accounts of the Life Companies holding shares, owners of Variable Contracts will not be taxed on any distributions paid with respect to the Reorganization.
     Effect on the Separate Accounts of the Life Companies
     Prior to the Closing Date, the Large Cap Composite Portfolio will declare a distribution to its Separate Accounts, if any, which together with all previous distributions, will have the effect of distributing to its Separate Accounts all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date. Contract Owners will not be directly affected by the Large Cap Composite Portfolio distributions.
     As discussed above, a considerable portion of the portfolio securities of the Large Cap Composite Portfolio is expected to be sold after the closing of the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Combined Fund’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Combined Fund, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of Large Cap Composite Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is this case with other distributions to the Separate Accounts of the Life Companies holding shares will not be taxed on these distributions. SunAmerica also has advised that neither the Large Cap Composite Portfolio nor the Combined Fund will dispose of holdings in the Large Cap Composite Portfolio’s or the Combined Fund’s portfolio to such an extent that it would adversely affect the tax-free nature of the Reorganization for federal income tax purposes.
     The Large Cap Growth Portfolio will succeed to the capital loss carryforwards, if any, of the Large Cap Composite Portfolio. The capital loss carryforwards of the Large Cap Composite Portfolio and of the Large Cap Growth Portfolio will be available to offset the capital gains of the Combined Fund. Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to an overall eight year capital loss carryforward limit, as measured from the date of recognition. The expiration of the capital loss carryforwards of the Large Cap Composite Portfolio will be accelerated by one year. Owners of Variable Contracts will not be affected by the expiration of these capital loss carryforwards.
Expenses of the Reorganization
     SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of the Large Cap Composite Portfolio’s portfolio securities prior to or after the applicable Reorganization as described in the Reorganization Agreement. Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board of Trustees, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; tabulation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.

     SunAmerica has estimated that the brokerage commission and other transactions costs associated with the post-Reorganization portfolio repositioning will be less than $30,000. None of the Portfolios will pay any expenses of shareholders arising out of or in connection with the Reorganization.
     All other expenses of each of the Portfolios shall be paid by the applicable Portfolio.
Legal Matters
     Certain legal matters concerning the federal income tax consequences of the Reorganization and issuance of shares of the Large Cap Growth Portfolio will be passed on by Willkie Farr & Gallagher LLP and Bingham McCutchen LLP, special counsel to the Trust.
OTHER INFORMATION
Capitalization
     The following table sets forth as of March 31, 2010: (i) the unaudited capitalization of the Large Cap Composite Portfolio; (ii) the unaudited capitalization of the Large Cap Growth Portfolio; and (iii) the unaudited pro forma combined capitalization of the Combined Fund assuming the Reorganization has been approved. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.
Large Cap Composite Portfolio

	Class 1	Class 2	Class 3	Total

Net Assets:	$1,150,653	$13,873,797	$9,955,232	$24,979,682
Shares Outstanding:	140,486	1,696,758	1,218,774	3,056,018
Net Assets Per Share:	$8.19	$8.18	$8.17
Large Cap Growth Portfolio

	Class 1	Class 2	Class 3	Total

Net Assets:	$4,729,937	$50,225,803	$218,545,074	$273,500,814
Shares Outstanding:	521,918	5,611,348	24,573,395	30,706,661
Net Assets Per Share:	$9.06	$8.95	$8.89
Pro Forma Adjustments (assuming the Reorganization of the Large Cap Composite Portfolio into the Large Cap Growth Portfolio)

	Class 1	Class 2	Class 3	Total

Net Assets(1):	$(591)	$(6,443)	$(22,966)	$(30,000)
Shares Outstanding(2):	(13,483)	(146,613)	(98,951)	(259,047)
Net Assets Per Share:	$—	$—	$—

Pro Forma Combined Fund

	Class 1	Class 2	Class 3	Total

Net Assets:	$5,879,999	$64,093,157	$228,477,340	$298,450,496
Shares Outstanding:	648,921	7,161,493	25,693,218	33,503,632
Net Assets Per Share:	$9.06	$8.95	$8.89

(1)	To adjust for estimated brokerage commission costs associated with the post-Reorganization portfolio repositioning.

(2)	To adjust for a tax-free exchange of Large Cap Composite Portfolio shares for shares of the Large Cap Growth Portfolio.
Shareholder Information
     As of June 30, 2010, there were 2,889,481.59 shares of the Large Cap Composite Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Large Cap Composite Portfolio. As of June 30, 2010, no person was known by the Large Cap Composite Portfolio to own beneficially or of record 5% or more of any class of shares of the Large Cap Composite Portfolio except as follows:

	Class; Type of			% of Combined Fund
Name & Address	Ownership	% of Class	% of Portfolio	Post-Closing
Large Cap Composite Portfolio
SunAmerica Annuity and Life Assurance Company 1 SunAmerica Center, Century City Los Angeles, California 90067-6022	Class 1	100.00%	4.58%	1.00%
	Class 2	100.00%	55.29%	12.14%
	Class 3	96.62%	38.77%	8.51%
     As of June 30, 2010, there were 30,700,438.588 shares of the Large Cap Growth Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Large Cap Growth Portfolio. As of June 30, 2010, no person was known by the Large Cap Growth Portfolio to own beneficially or of record 5% or more of any class of shares of the Large Cap Growth Portfolio except as follows:

	Class; Type of			% of Combined Fund
Name & Address	Ownership	% of Class	% of Portfolio	Post-Closing
Large Cap Growth Portfolio
SunAmerica Annuity and Life Assurance Company	Class 1	100.00%	5.18%	4.04%
1 SunAmerica Center, Century City	Class 2	100.00%	55.51%	43.32%
Los Angeles, California 90067-6022	Class 3	97.37%	38.28%	29.88%
Shareholder Rights and Obligations
     Because each of the Large Cap Composite Portfolio and the Large Cap Growth Portfolio are series of the Trust, the organizational documents that govern each Portfolio are the same. The Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on June 18, 1996.
     The Trust currently consists of twenty-four separate Portfolios, each of which may offer Class 1, Class 2 and/or Class 3 shares. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.

     Except as otherwise described herein, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders’ meetings ordinarily will not be held unless required by the 1940 Act. Under the 1940 Act, there normally will be no shareholders’ meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. In addition, a Trustee may be removed by action of two-thirds of the remaining Trustees, or in the event of bankruptcy, adjudicated incompetence or other permanent incapacity. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.
     In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a majority vote of that Portfolio even though: (1) the matter has not been approved by a majority vote of any other Portfolio; or (2) the matter has not been approved by a majority vote of the Trust.
     The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted with respect to Class 2 and Class 3 shares.
Shareholder Proposals
     Each of the Portfolios does not hold regular annual meetings of shareholders. The Portfolios hold meetings of shareholders whenever the 1940 Act requires shareholders to act upon any of the following matters: (i) election of Trustees; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants or when required under the Trust’s Declaration of Trust. Generally, the Large Cap Composite Portfolio (in the event the Reorganization is not completed), and the Large Cap Growth Portfolio will not hold future meetings of its shareholders unless required by the 1940 Act or when required under the Trust’s Declaration of Trust. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Nori L. Gabert, Secretary, 2929 Allen Parkway, Houston, TX 77019. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Portfolio within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.
Solicitation of Proxies
     Solicitations of proxies are being made on behalf of the Large Cap Composite Portfolio and the Board of Trustees primarily by the mailing of the Notice and this Combined Prospectus/Proxy Statement with its enclosures on or about August 13, 2010. In addition to the solicitation of proxies by mail, employees of the Large Cap Composite Portfolio and its affiliates may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The tabulation expenses in connection with the Reorganization are estimated to be approximately $10,000, all of which will be borne by SunAmerica or its affiliates. The Portfolios do not intend to engage a proxy solicitor in connection with seeking approval of the Reorganization.
     Questions about the proposal should be directed to SunAmerica by telephone at 1-800-445-7862.

VOTING INFORMATION AND REQUIREMENTS
General
     This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of the Large Cap Composite Portfolio into the Large Cap Growth Portfolio and the solicitation of proxies by and on behalf of the Board of Trustees for use at the Special Meeting. The Special Meeting will be held on Friday, September 17, 2010 at 2:15 p.m., Central Standard Time, at the offices of SunAmerica, located at The Woodson Tower Building, 2919 Allen Parkway, Meeting Room 2, Houston, Texas 77019, or at such later time as is made necessary by adjournment or postponement.
     As of June 30, 2010, the Large Cap Composite Portfolio had the following number of shares outstanding:

Share Class	Number of Shares
Class 1	131,841.64
Class 2	1,597,061.65
Class 3	1,160,578.30
     Only shareholders of record on June 30, 2010 will be entitled to notice of and to vote at the Special Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.
Shareholder Approval
     Approval by the Large Cap Composite Portfolio of the proposed Reorganization will require the affirmative vote of a majority of the shares outstanding and entitled to vote at the Large Cap Composite Portfolio’s Special Meeting. If the shareholders fail to approve the proposed Reorganization, the Reorganization will not occur. The Board of Trustees has fixed the close of business on June 30, 2010 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.
     If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper voting instruction card or by submitting a Proxy by telephone or over the internet), the shares of the Large Cap Composite Portfolio represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may determine appropriate in connection with any other matter, which may properly come before the Special Meeting, or any adjournments or postponements thereof.
     A majority of the outstanding shares of the Large Cap Composite Portfolio entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.
     The chairman of the meeting or the persons named as proxies may, whether or not a quorum is present, propose one or more adjournments of the Special Meeting on behalf of the Large Cap Composite Portfolio without further notice to permit further solicitation of Proxies. If a shareholder vote is called and a quorum is present, any such adjournment will require the affirmative vote of the holders of a majority of the shares of the Large Cap Composite Portfolio present in person or by proxy and entitled to vote at the session of the Special Meeting to be adjourned or postponed; if a quorum is not present, any such adjournment will require the affirmative vote of the holders of a majority of votes cast. Those proxies that are instructed to vote in favor of the Reorganization will vote in favor of any such adjournment, and those proxies that are instructed to vote against the Reorganization, will vote against any such adjournment, as applicable.
     All properly executed Proxies received prior to the Special Meeting or any adjournment or postponement thereof will be voted in accordance with the instructions marked thereon or otherwise as provided therein. For purposes of determining the presence of a quorum for transacting business at the Special Meeting and determining whether sufficient votes have been received for approval of any proposal to be acted upon at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting and entitled to vote on the matter, but that have not been voted. Unless instructions to the contrary are marked, properly executed Proxies will be voted “For” the approval of the proposed Reorganization.
Manner of Voting
     Large Cap Composite Portfolio shareholders may vote by appearing in person at the Special Meeting, by returning the enclosed voting instruction card or by casting their vote via telephone using the instructions provided on the enclosed voting instruction card. Any shareholder who has given a Proxy, whether in written form, by telephone or over the internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic vote, by giving written notice of revocation to the Secretary of the Trust.
     Echo Voting. Shares of the Portfolios are sold to the Separate Account and are used as investment options under Variable Contracts. Contract Owners who select a Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolios. The Life Companies use the Portfolio as a funding vehicle, and are, in most cases, the legal shareholders of the Portfolios. As such, the Life Companies will have sole voting power with respect to the shares, but generally will pass through any voting rights to Contract Owners. Therefore, for a Separate Account that is registered with the SEC, an insurance company will request voting instructions from the Contract Owner and will vote shares or other interests in the Separate Account as directed by the Contract Owner. In the event that any Contract Owner fails to provide voting instructions with respect to the Separate Account, the Separate Account will vote the shares attributable to those Contract Owners for, against, or abstain, in the same proportion as the shares for which voting instructions were received from Contract Owners investing through the same Separate Account, even if only a small number of Contract Owners provide voting instructions. The effect of proportional voting is that if a large number of Contract Owners fail to give voting instructions, a small number of Contract Owners may determine the outcome of the vote.
     Voting by Mail. To vote by mail, you should date and sign the voting instruction card included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the form in the envelope provided.
     Voting by Telephone. You may use the automated touch-tone voting method by calling the toll-free number provided on the voting instruction card. At the prompt, follow the menu. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your voting instruction card at hand.
     Internet Voting. To vote over the internet, please log on to the website listed on your voting instruction card and click on the proxy voting button. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your voting instruction card at hand. After logging on, follow the instructions on the screen. If you receive more than one voting instruction card, you may vote them during the same session.
     Additional Information. Shareholders voting their Proxies by telephone or internet need not return their voting instruction card by mail.
     A person submitting votes by telephone or internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the internet to submit voting instructions, the shareholder is authorizing Computershare, a tabulation agent, and its agents, to execute a Proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.
     The Large Cap Composite Portfolio believes that the procedures for authorizing the execution of a Proxy by telephone or internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.
     You are requested to fill in, sign and return the enclosed voting instruction card promptly. No postage is necessary if mailed in the United States.
August 11, 2010

APPENDIX A
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
Each Portfolio may not:
1.	Invest more than 25% of the Portfolio’s total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The gas, electric, water and telephone businesses will be considered separate industries.

2.	Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

3.	Purchase or sell commodities or commodity contracts, except to the extent that each Portfolio may do so in accordance with applicable law and the Portfolio’s Prospectuses and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act. Any Portfolio may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase Hybrid Instruments.

4.	Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

5.	Borrow money, except that (i) each Portfolio may borrow in amounts up to 33 1/3% of its total assets for temporary or emergency purposes, and (ii) a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This policy shall not prohibit a Portfolio’s engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

6.	Issue senior securities as defined in the 1940 Act, except that each Portfolio may enter into repurchase agreements, reverse repurchase agreements and dollar rolls, lend its portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

7.	Engage in underwriting of securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Portfolio.

The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Portfolio may not:

8.	Purchase securities on margin.

9.	Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options, futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

A-1

10.	Sell securities short, including short sales “against the box” (i.e., where a Portfolio contemporaneously owns, or has the right to acquire at no additional cost, securities identical or substantially similar to those sold short) if as a result more than 25% of its net assets would be subject to such short sales.

11.	Purchase or sell securities of other investment companies except (i) to the extent permitted by applicable law; and (ii) that Janus may invest uninvested cash balances of their respective component of each Portfolio in money market mutual funds that it manages to the extent permitted by applicable law. Further, without prohibiting them from acquiring the securities of registered investment companies to the extent otherwise permissible under applicable law, with respect to each Portfolio, the Portfolio may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.

12.	Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio’s net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to “qualified institutional buyers” as defined in Rule 144A, which the Manager has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

A-2

APPENDIX B
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
     THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___day of           , 2010, by and between Seasons Series Trust, a Massachusetts business trust (the “Trust”), on behalf of the Large Cap Growth Portfolio (the “Acquiring Fund”), and the Trust, on behalf of the Large Cap Composite Portfolio (the “Target Fund,” and together with the Acquiring Fund, the “Funds”). Each of the Acquiring Fund and Target Fund is designated as a legally separate series of the Trust.
     This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund in exchange for Class 1, Class 2 and Class 3 shares of the Acquiring Fund, as applicable (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
     WHEREAS, the Trust is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;
     WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;
     WHEREAS, the Trust, on behalf of the Acquiring Fund, is authorized to issue its shares of beneficial interest;
     WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and
     WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable and directed that the Reorganization be submitted for consideration at a special meeting of the Target Fund Shareholders (as defined in paragraph 1.5);
     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND
THE ASSUMPTION OF THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND
     1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Trust, on behalf of the Target Fund, agrees to convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Trust, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, attributable to each share class of the Target Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.
     The classes of shares of the Acquiring Fund correspond to the classes of shares of the Target Fund as follows: Class 1 shares of the Acquiring Fund correspond to Class 1 shares of the Target Fund; Class 2 shares of the Acquiring Fund correspond to Class 2 shares of the Target Fund; and Class 3 shares of the Acquiring Fund correspond to Class 3 shares of the Target Fund, each as applicable.
     1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Fund’s rights under this Agreement (the “Assets”).
     The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments.
     1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) borne by SunAmerica Asset Management Corp., each Fund’s investment adviser (the “Adviser”), pursuant to Article IX (the “Assumed Liabilities”).
     1.4 STATE FILINGS. Prior to the Closing Date, the Trust, on behalf of the Acquiring Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date. Prior to the Closing Date, the Trust, on behalf of the Target Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date.
     1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Trust of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of the Target Fund’s shares. All issued and outstanding shares of the Target Fund will, simultaneously with the liquidation, be cancelled on the books of the Target Fund and will be null and void. The Trust shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.
     1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.
     1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Trust as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the Trust on behalf of the Target Fund. The Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.
     1.9 TERMINATION. The Target Fund shall be terminated as a series of the Trust promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.
     1.10 BOOKS AND RECORDS. Concurrently with the Closing, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.
     1.11 ACTION BY TRUST. All actions expressed herein as being the obligations of the Acquiring Fund or the Target Fund will be taken by the Trust, on behalf of the Acquiring Fund or the Target Fund, respectively.
ARTICLE II
VALUATION
     2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.
     2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.
ARTICLE III
CLOSING AND CLOSING DATE
     3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur in October 2010, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held at the offices of the Adviser, or at such other time and/or place as the parties may agree.
     3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers.

The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be transferred to or for the account of the Acquiring Fund as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.
     3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.
     3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, SSB&T, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the relevant Target Fund’s account on the books of the Acquiring Fund.
     3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.
     3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
     4.1 REPRESENTATIONS OF THE TRUST AND THE TARGET FUND. The Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:
     (a) The Trust is a trust that is duly organized, validly existing and in good standing under laws of the Commonwealth of Massachusetts. The Target Fund has been validly designated as a separate series of the Trust. The Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.
     (b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

     (c) If applicable, the Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Trust with respect to itself and the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
     (d) The Target Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.
     (e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Target Fund, will not result in the violation of Massachusetts law or any provision of the Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound.
     (f) The Trust, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.
     (g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the Trust’s knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Trust or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
     (h) The audited financial statements of the Target Fund as of March 31, 2010, the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.
     (i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended March 31, 2010, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by a Target Fund’s Shareholders shall not constitute a material adverse change.
     (j) Since March 31, 2010 there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since March 31, 2010, there has not been any amendment of the Trust’s organizational documents in a manner materially affecting the Target Fund.
     (k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.
     (l) The Trust has authorized shares of beneficial interest allocated to the Target Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Target Fund, as applicable. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Target Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Target Fund). All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.
     (m) At the Closing Date, the Trust, on behalf of the Target Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.
     (n) Subject to the approval of this Agreement by the Target Fund Shareholders, the Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. Subject to the approval of this Agreement by the Target Fund Shareholders, the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust. Subject to the approval of this Agreement by the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Trust and the Target Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
     (o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
     (p) The Target Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Target Fund will not have any tax liability under Section 852 or Section 4982.
     (q) Except for the N-14 Registration Statement and the approval of this Agreement by the Target Fund Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph 4.1(r) is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.
     (r) The Target Fund has called a special meeting of the Target Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than September 17, 2010 (or such other date as the parties may agree to in writing).
     4.2 REPRESENTATIONS OF THE TRUST AND THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund, as follows:
     (a) The Trust is a trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Fund has been validly established as a separate series of the Trust. The Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.
     (b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

     (c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Trust and the Target Fund furnished to the Acquiring Fund by the Trust or the Target Fund. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to itself and the Acquiring Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
     (d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.
     (e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Acquiring Fund, will not result in the violation of Massachusetts law or any provision of the Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.
     (f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Trust’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Trust or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
     (g) The audited financial statements of the Acquiring Fund as of March 31, 2010, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.
     (h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements for the fiscal year ended March 31, 2010, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Target Fund. For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.
     (i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.
     (j) The Trust has authorized shares of beneficial interest allocated to the Acquiring Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Acquiring Fund. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption there from and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.
     (k) The Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust. This Agreement constitutes a valid and binding obligation of the Trust and the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
     (l) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.
     (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
     (n) The Acquiring Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

     (o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Target Fund as described in paragraph 4.1(r) is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.
ARTICLE V
COVENANTS OF THE TRUST, THE ACQUIRING FUND AND THE TARGET FUND
     5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.
     5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Trust.
     5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Trust’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.
     5.4 ADDITIONAL INFORMATION. The Trust and the Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     5.5 CONTRACT TERMINATION. The Trust, on behalf of the Target Fund, will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.
     5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.
     5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Trust.
     5.8 UNAUDITED FINANCIAL STATEMENTS. The Trust shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Trust as complying with the requirements hereof.
     5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders, if necessary. The N-14 Registration Statement shall include a notice to Target Fund Shareholders, a Combined Prospectus/Proxy Statement and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Fund Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, in connection with the meeting of the Target Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.
     5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Willkie Farr & Gallagher LLP, counsel to each of the Trust and the Funds, will render an opinion on these matters. None of the Trust, the Acquiring Fund nor the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trust, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, counsel to the Trust, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).
     5.11 REASONABLE BEST EFFORTS. Each of the Trust, the Acquiring Fund and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
     5.12 AUTHORIZATIONS. The Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.
     5.13 DISTRIBUTION. The Trust, on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.
     5.14 PROXY. The Trust, on behalf of the Target Fund, agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE TARGET FUND

     The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Trust, on behalf of the Acquiring Fund, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:
     6.1 All representations, covenants and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Trust shall have delivered to the Target Fund a certificate executed by the Trust’s President or a Vice President and its Treasurer or Secretary, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to such effect and as to such other matters with respect to the Acquiring Fund as the Target Fund shall reasonably request. The Target Fund shall have received certified copies of the resolutions adopted by the Board of Trustees, with respect to the Acquiring Fund, approving this Agreement and the transactions contemplated herein.
     6.2 The Trust shall have received on the Closing Date an opinion of Bingham McCutchen LLP, as special Massachusetts counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
     (a) The Trust is existing as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust” under the laws of the Commonwealth of Massachusetts.
     (b) The Trust, on behalf of the Acquiring Fund, has the power and authority as a business trust to execute, deliver and perform all of the obligations under the Agreement of the Trust, on behalf of the Acquiring Fund, under the applicable laws of the Commonwealth of Massachusetts. The execution and delivery of the Agreement and the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated thereby have been duly authorized by all requisite action on the part of the Trust, on behalf of the Acquiring Fund, under the applicable laws of the Commonwealth of Massachusetts.
     (c) The Agreement has been duly executed and delivered by the Trust, on behalf of the Acquiring Fund, under the applicable laws of the Commonwealth of Massachusetts governing Massachusetts business trusts and constitutes the valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms under the applicable laws of the Commonwealth of Massachusetts.
     (d) The execution and delivery by the Trust, on behalf of the Acquiring Fund, of the Agreement and the performance of its obligations under the Agreement in accordance with its terms do not violate any material provision of the declaration of trust or the by-laws of the Trust.
     (e) Neither the execution, delivery nor performance by the Trust, on behalf of the Acquiring Fund, of the Agreement nor the compliance by the Trust, on behalf of the Acquiring Fund, with the terms and provisions thereof will violate any provision of any law of the Commonwealth of Massachusetts applicable to business trusts.
     6.3 The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
     (a) The Trust is registered as an open-end management investment company under the 1940 Act.
     (b) Neither the execution, delivery nor performance by the Trust of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.
     (c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the

Agreement by the Trust, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Trust and the Acquiring Fund.
     In giving their opinion, Willkie Farr & Gallagher LLP may state that they are relying on the opinion of Bingham McCutchen LLP as to matters of Massachusetts law.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE ACQUIRING FUND
     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Target Fund, of all the obligations to be performed by the Trust, on behalf of the Target Fund, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:
     7.1 All representations, covenants and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed by the Trust’s President or a Vice President and the Treasurer or Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters with respect to the Target Fund as the Acquiring Fund shall reasonably request. The Acquiring Fund shall have received certified copies of the resolutions adopted by the Board of Trustees, with respect to the Target Fund, approving this Agreement and the transactions contemplated herein.
     7.2 The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Trust.
     7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).
     7.4 The Trust shall have received on the Closing Date an opinion of Bingham McCutchen LLP, as special Massachusetts counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
     (a) The Trust is existing as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust” under the laws of the Commonwealth of Massachusetts.
     (b) The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Target Fund, under the applicable laws of the Commonwealth of Massachusetts governing Massachusetts business trusts and constitutes the valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable against the Target Fund in accordance with its terms under the applicable laws of the Commonwealth of Massachusetts.
     (c) The execution and delivery by the Trust, on behalf of the Target Fund, of the Agreement and the performance of the obligations under the Agreement in accordance with its terms do not violate any material provision of the declaration of trust or the by-laws of the Trust.

     (d) Neither the execution, delivery nor performance by the Trust, on behalf of the Target Fund, of the Agreement will violate any provision of any law of the Commonwealth of Massachusetts applicable to business trusts (other than Massachusetts securities laws).
     7.5 The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
     (a) The Trust is registered as an open-end management investment company under the 1940 Act.
     (b) Neither the execution, delivery nor performance by the Trust of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.
     (c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Trust, on behalf of the Target Fund, or the enforceability of the Agreement against the Trust and the Target Fund.
     In giving their opinion, Willkie Farr & Gallagher LLP may state that they are relying on the opinion of Bingham McCutchen LLP as to matters of Massachusetts law.
     7.6 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Target Fund, or sales loads of the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.
ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE TRUST, THE ACQUIRING
FUND AND THE TARGET FUND
     If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Trust, the Acquiring Fund or the Target Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Fund:
     8.1 This Agreement and the transactions contemplated herein, with respect to the Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Trust’s declaration of trust and by-laws, applicable Massachusetts law and the 1940 Act. Evidence of such approval shall have been delivered to the Acquiring Fund, in such form as shall be reasonably acceptable to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Trust, the Acquiring Fund nor the Target Fund may waive the condition set forth in this paragraph 8.1.
     8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.
     8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.
     8.4 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or is pending, threatened or contemplated under the 1933 Act. The registration statement of the Trust, with respect to the Acquiring Fund, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.
     8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Trust, the Acquiring Fund or the Target Fund, or the Adviser, Trustees or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
     8.6 The Trust shall have received an opinion of Willkie Farr & Gallagher LLP, counsel to the Trust, substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the Trust, on behalf of the Target Fund, by the Trust, on behalf of the Acquiring Fund, and their respective authorized officers, for U.S. federal income tax purposes:
     (a) the transfer to the Acquiring Fund of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund followed by the distribution by the Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
     (b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;
     (c) under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund except for (A) any gain or loss that may be recognized on “Section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Target Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Fund;
     (d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders on the receipt of Acquiring Fund Shares solely in exchange for their Target Fund shares;
     (e) under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder;
     (f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the holding period of the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held the Target Fund shares as capital assets at the time of the Reorganization;
     (g) under Section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such Asset in the hands of the

Target Fund immediately prior to the transfer increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the termination of the Target Fund’s taxable year or upon the transfer to the Acquiring Fund; and
     (h) under Section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund except for any assets which may be marked to market for federal income tax purposes on the termination of the Target Fund’s taxable year on which gain was recognized upon the transfer to the Acquiring Fund.
     Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Trust, on behalf of the Acquiring Fund nor the Trust, on behalf of the Target Fund, may waive the condition set forth in this paragraph 8.6.
ARTICLE IX
EXPENSES
     Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates shall bear the direct and indirect expenses incurred by the Trust, the Acquiring Fund and the Target Fund, each in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs but not any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities after the Closing Date. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
     10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.
     10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.
ARTICLE XI
TERMINATION
     11.1 This Agreement may be terminated by the mutual agreement of the Trust, on behalf of the Acquiring Fund and the Trust, on behalf of the Target Fund. In addition, the Trust, on behalf of the Acquiring Fund, or the Trust, on behalf of the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:
     (a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or
     (b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Trust or the Board of Trustees, or officers, to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.
ARTICLE XII
AMENDMENTS
     This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Trust as specifically authorized by the Board of Trustees; provided, however, that, following the meeting of the Target Fund Shareholders called by the Trust, on behalf of the Target Fund, pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of the Target Fund Shareholders without their further approval.
ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
     13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
     13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.
     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     13.5 A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Target Fund, this Agreement is binding only upon the assets and properties of such fund.
ARTICLE XIV
NOTICES
     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, Attention: John Genoy, President, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SEASONS SERIES TRUST, on behalf of its series, LARGE CAP COMPOSITE PORTFOLIO
By:
Name:
Title:

SEASONS SERIES TRUST, on behalf of its series, LARGE CAP GROWTH PORTFOLIO
By:
Name:
Title:

SEASONS SERIES TRUST
Large Cap Composite Portfolio
Large Cap Growth Portfolio
PART B
STATEMENT OF ADDITIONAL INFORMATION
August 11, 2010
     This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (“Reorganization”) of the Large Cap Composite Portfolio, a series of Seasons Series Trust (the “Trust”), into the Large Cap Growth Portfolio (together, the “Portfolios”), a series of the Trust.
     This SAI contains information which may be of interest to shareholders of each Target Portfolio relating to the applicable Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated August 11, 2010 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, the Reorganization would involve the transfer of the assets of the Large Cap Composite Portfolio in exchange for the assumption of liabilities of the Large Cap Composite Portfolio and shares of the Large Cap Growth Portfolio. The Large Cap Composite Portfolio will distribute the Large Cap Growth Portfolio shares it receives to its shareholders in complete liquidation of the Large Cap Composite Portfolio.
     This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to Large Cap Growth Portfolio, c/o Seasons Series Trust ,1 SunAmerica Center, Los Angeles, California 90067-6022 or by calling 800.445.7862.
     Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

Additional Information about the Large Cap Composite Portfolio and the Large Cap Growth Portfolio	B-2

Financial Statements	B-2

B-1

ADDITIONAL INFORMATION ABOUT
THE LARGE CAP COMPOSITE PORTFOLIO
AND THE LARGE CAP GROWTH PORTFOLIO
     For each Portfolio: Incorporated by reference is the Statement of Additional Information, which includes each Portfolio, in the Registration Statement on Form N-1A of the Trust dated July 28, 2010, as filed with the Securities and Exchange Commission.
FINANCIAL STATEMENTS
     For each Portfolio, this SAI incorporates by reference the Annual Report to Shareholders of the Trust for the fiscal year ended March 31, 2010, which has been filed with the Securities and Exchange Commission (the “SEC”). This report contains historical financial information regarding the Portfolios. The financial statements therein, and, in the case of the Annual Reports, the report of independent accountants therein, are incorporated herein by reference.
     Pro forma financial statements reflecting consummation of the Reorganization have not been prepared since, as of June 25, 2010 the net asset value of the Large Cap Composite Portfolio did not exceed 10% of the net asset value of the Large Cap Growth Portfolio.

B-2

PART C
Item 15. Indemnification.
Article VI of the Registrant’s By-Laws relating to the indemnification of officers and trustees is quoted below:
ARTICLE VI
INDEMNIFICATION
     Section 6. Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:
     (i) every person who is or has been a trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party, witness or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by that individual in the settlement thereof;
     (ii) the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative (including examinations and inspections), arbitrative, investigative or other, whether formal or informal including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, accountant’s fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.
     (b) No indemnification shall be provided hereunder to a Covered Person:
     (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office;
     (ii) with regard to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual’s action was in the best interest of the Trust; or
     (iii) in the event of a settlement involving a payment by a Covered Person or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that the individual did not engage in such conduct:
          (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or
          (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not “Interested Persons” (as defined below) of the Trust or (ii) other legal counsel chosen by a majority of the Disinterested Trustees (as defined below) (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.
     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 6 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 6, provided that either:
     (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or
     (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in Section 6(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
     As used in this Section 6, an ““Interested Person” of the Trust is defined in Section 2(a)(19) of the Investment Company Act of 1940 and a “Disinterested Trustee” is one (i) who is not an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Securities and Exchange Commission) and (ii) against whom none of the actions, suits or other proceedings with respect to which indemnification is sought or another action, suit or other proceeding on the same or similar grounds is then or had been pending.
     (e) With respect to any such determination or opinion referred to in clause (b)(iii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
     (f) Each person who is a Trustee or officer of the Trust shall be deemed to have served or to have continued to serve in such capacity in reliance upon the indemnity provided for in this Section 6. All rights to indemnification under this Section 6 shall be deemed to be provided by a contract between the Trust and the person who serves as a Trustee or officer of the Trust at any time while this Section 6 is in effect. Any repeal or modification thereof shall not affect any rights or obligations existing prior to any such repeal or modification.
Item 16. Exhibits
(a)(i)	Declaration of Trust. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 22, 1996.
(ii)	Establishment and Designation of Shares effective February 25, 1997. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(iii)	Establishment and Designation of Shares effective October 20, 1998. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(iv)	Establishment and Designation of Shares effective July 1, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(v)	Establishment and Designation of Shares of Beneficial Interest effective October 16, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(vi)	Establishment and Designation of Shares of Beneficial Interest effective December 29, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(vii)	Establishment and Designation of Shares of Beneficial Interest effective September 24, 2001. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(viii)	Establishment and Designation of Classes effective November 11, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

(ix)	Establishment and Designation of Shares of Beneficial Interest dated November 1, 2004. Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on November 4, 2004.

(x)	Establishment and Designation of Shares dated January 11, 2005. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on January 14, 2005.

(xi)	Amended and Restated Establishment and Designation of Series and Classes of Shares dated May 26, 2005. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 15, 2005.

(xii)	Amended and Restated Establishment and Designation of Shares of Beneficial Interest dated December 9, 2009. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.
(b)(i)	Amended and Restated By-Laws dated June 15, 2004. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.
(ii)	Amendment to By-Laws dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(iii)	Amendment 2 to By-Lays dated January 21, 2010. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on May 11, 2010.
(3)	None.

(4)	Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Proxy Statement included in this Registration Statement). Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-168060) filed on July 9, 2010.

(5)	None

(6)(i)	Investment Advisory and Management Agreement between Seasons Series Trust and SunAmerica Asset Management Corp. (“SAAMCo”) dated January 19, 2010. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.
(ii)	Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(iii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management, L.P. dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

(iv)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management, L.P. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(v)	Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated April 3, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

(vi)	Amendment to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated December 2, 2002. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(vii)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated February 14, 2005. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 15, 2005.

(viii)	Amendment No. 3 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(ix)	Amendment No. 4 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated July 20, 2009. Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 20, 2009.

(x)	Amendment No. 5 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated October 1, 2009. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

(xl)	Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(xii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

(xiii)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.
(7)(i)	Fund Participation Agreement between Registrant and Anchor National Life Insurance Company, on behalf of itself and Variable Annuity Account Five. Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on April 1, 1997.
(ii)	Form of Addendum to Fund Participation Agreement for Class 2 Shares dated May 29, 2008. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(iii)	Form of Addendum to Fund Participation Agreement for Class 3 Shares dated May 29, 2008. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.
(8)	None

(9)(i)	Master Custodian Agreement effective as of January 18, 2006. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.
(ii)	Amendment to Master Custodian Agreement effective as of January 18, 2006. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(10)(i)	Plan of Distribution Pursuant to Rule 12b-1 (Class 2 Shares) by the Registrant on behalf of its separately designated series dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.
(ii)	Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registration on behalf of its separately designated series dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(11)	Opinion and consent of Bingham McCutchen LLP, counsel for the Registrant. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-168060) filed on July 9, 2010.

12	Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the Large Cap Composite Portfolio, a series of the Registrant, into the Large Cap Growth Portfolio, a series of the Registrant, is filed herewith.
(13)(i)	Indemnification Agreement between SAAMCo and Garrett F. Bouton dated March 2, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.
(ii)	Indemnification Agreement between SAAMCo and Carl D. Covitz dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(iii)	Indemnification Agreement between SAAMCo and Jane Jelenko dated September 7, 2006. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

(iv)	Indemnification Agreement between SAAMCo and Gilbert T. Ray dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(v)	Indemnification Agreement between SAAMCo and Allan L. Sher dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(vi)	Indemnification Agreement between SAAMCo and Bruce G. Willison dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed (vi) on July 13, 2006.
(14)(i)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant is filed herewith.
(ii)	Consent of Willkie Farr & Gallagher LLP. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-168060) filed on July 9, 2010.
(15)	None.

(16)	Power of Attorney. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-168060) filed on July 9, 2010.
(17)(i)	Form of Proxy Card is filed herewith.

(17)(ii)	Form of Voting Instruction Card is filed herewith.
Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on the 10th day of August 2010.

SEASONS SERIES TRUST
By:	/s/ John T. Genoy
John T. Genoy
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy John T. Genoy	President (Principal Executive Officer)	August 10, 2010
/s/ Donna M. Handel Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	August 10, 2010
* Bruce G. Willison	Trustee and Chairman	August 10, 2010
* Garrett F. Bouton	Trustee	August 10, 2010
* Carl D. Covitz	Trustee	August 10, 2010
* Jana W. Greer	Trustee	August 10, 2010
* Jane Jelenko	Trustee	August 10, 2010
* Gilbert T. Ray	Trustee	August 10, 2010
* Allan L. Sher	Trustee	August 10, 2010

	/s/ Nori L. Gabert	August 10, 2010
*By:	Nori L. Gabert
Attorney-in-Fact

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

14(i)	Consent of PricewaterhouseCoopers LLP.

17(i)	Form of Proxy Card.

17(ii)	Form of Voting Instruction Card.